Loan Level Exception - Disposition (Loan Grades)
Run Date - 2/23/2017 3:35:52 PM

AMC Loan ID	2017-SPL1 ID	State	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Factors	Compensating Factors	Seasoning > 3 Years	Section 32 Flag	HOEPA High Cost Loan	State High Cost Loan	Subject to Predatory - Unable to Test	Disposition	Fitch Compliance Grade	DBRS Compliance Grade
200367361	2017SPL110001	FL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200367398	2017SPL110002	TN	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.					Yes	No	No	No		-	B	B
200367882	2017SPL110003	WV	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A			A	A
200367907	2017SPL110004	NC	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.					Yes	No	No	No		-	B	B
200367933	2017SPL110006	SC	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.		Yes	No	No	No		-	B	B
200368085	2017SPL110008	GA	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.					Yes	No	No	No		-	B	B
200368431	2017SPL110010	OH	Primary	Refinance Rate/Term	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $420914.80 is underdisclosed from calculated Finance Charge of $421111.73 in the amount of $196.93.
[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.
																[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	3%, 2%, 1% declining prepayment penalty exceeds the maximum 1% allowed by OH.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200368659	2017SPL110012	VA	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $245263.50 is underdisclosed from calculated Finance Charge of $245371.94 in the amount of $108.44.
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200368779	2017SPL110013	WI	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.					Yes	No	No	N/A		-	B	B
200368780	2017SPL110014	PA	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.					Yes	No	No	No		-	B	B
200369163	2017SPL110016	IN	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A			B	B
200369229	2017SPL110017	NM	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A			A	A
200369594	2017SPL110018	VA	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.					Yes	No	No	N/A		-	B	B
200369964	2017SPL110021	GA	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.					Yes	No	No	No		-	B	B
200370100	2017SPL110023	NC	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.					Yes	No	No	No		-	B	B
200370165	2017SPL110024	GA	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No			A	A
200370179	2017SPL110025	VA	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date. [2] State Compliance - Virginia Mortgage Lender and Broker Act (Demand Feature): Virginia Mortgage Lender and Broker Act: Mortgage loan contains an impermissible demand feature.					Yes	No	No	N/A		-	B	B
200370193	2017SPL110026	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Closing / Title - Title: Evidence of title is missing			1				1						Yes	No	No	No		-	A	A
200371039	2017SPL110005	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A			A	A
200371110	2017SPL110009	ID	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A			A	A
200371222	2017SPL110015	NC	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Yes	No	No	No			B	B
200371358	2017SPL110019	NY	Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No			B	B
200487555	2017SPL110032	WI	Primary	Refinance Rate/Term		1	1				1				1						Yes	No	No	N/A		-	A	A
200487693	2017SPL110067	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.					Yes	No	No	N/A		-	B	B
200487708	2017SPL110045	AL	Primary			3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003 [3] Missing Document - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title		1				3	[3] Loan File - (Missing Doc) Incomplete loan images/file [3] Federal Compliance - Missing Final HUD-1 [2] Application / Processing - Missing Document: Missing Lender’s Initial 1003	File only contains Note,TIL and Mortgage. Insufficient documents to complete compliance.				Yes		N/A	N/A	UTD	Indeterminable	D	D
200487738	2017SPL110068	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200487741	2017SPL110035	WY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200487759	2017SPL110069	IA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.					Yes	No	No	N/A		-	B	B
200487841	2017SPL110030	OK	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200487859	2017SPL110049	CA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $216,987.91 is underdisclosed from calculated Finance Charge of $217,084.39 in the amount of $96.48.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200487879	2017SPL110038	CO	Primary	Refinance Cash-out - Other		2	1				1				2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.					Yes	No	No	No		-	B	B
200487943	2017SPL110044	KS	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200487948	2017SPL110070	AL	Primary	Refinance Cash-out - Other		3	1				1				3	[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.	Notice of Right to Cancel form was not provided for Co-Borrower.		TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A		TILA SOL Expired	B	B
200488423	2017SPL110063	OH	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200488496	2017SPL110057	NM	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200488549	2017SPL110036	KY	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200529125	2017SPL110419	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200529168	2017SPL110440	MI	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200529178	2017SPL110502	GA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	File contains, Note, Mortgage, Short Form Title, Evidence of Initial Application date. Insufficient documents to complete compliance.		TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	TR Indeterminable	D	D
200529224	2017SPL110114	GA	Primary	Refinance Rate/Term	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $151,590.86 is underdisclosed from calculated Finance Charge of $152,365.99 in the amount of $775.13.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Lender did not include $732 attorney fee in finance charges		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200529226	2017SPL110303	FL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200529233	2017SPL110178	IA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,842.26 is underdisclosed from calculated Finance Charge of $150,910.03 in the amount of $67.77.	TIL itemization did not disclose an interim interest fee of $151.99 as a prepaid finance charge.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200529234	2017SPL110264	WV	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200529237	2017SPL110174	MD	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200529238	2017SPL110295	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003 [3] Missing Document - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title		1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200529278	2017SPL110160	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200529297	2017SPL110550	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $351,545.20 is underdisclosed from calculated Finance Charge of $351,589.42 in the amount of $44.22.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200529304	2017SPL110238	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200529316	2017SPL110465	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200529341	2017SPL110376	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200529348	2017SPL110526	FL	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200529352	2017SPL110193	PA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200529356	2017SPL110494	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $85,536.54 is underdisclosed from calculated Finance Charge of $85,577.12 in the amount of $40.58.	The calculation of the monthly payment is causing the under disclosure.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200529373	2017SPL110355	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200529378	2017SPL110277	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			1				1						Yes	No	No	No		-	A	A
200529383	2017SPL110481	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.					Yes	No	No	No		-	B	B
200529386	2017SPL110323	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200529405	2017SPL110214	IA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $384,677.74 is underdisclosed from calculated Finance Charge of $384,813.60 in the amount of $135.86.	The calculation of the monthly interest amount due caused an under disclosure.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200529410	2017SPL110483	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200529420	2017SPL110371	WV	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200529432	2017SPL110339	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200529435	2017SPL110354	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200529439	2017SPL110418	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200529448	2017SPL110390	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200529453	2017SPL110237	GA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200529468	2017SPL110175	GA	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200529497	2017SPL110462	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003 [3] Missing Document - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title		1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $85,293.42 is underdisclosed from calculated Finance Charge of $85,330.49 in the amount of $37.07.	The calculation of the monthly payment is causing the under disclosure.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200529500	2017SPL110543	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200529502	2017SPL110406	MN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] State Compliance - Minnesota Subprime Threshold Test Fixed Loan: Minnesota Subprime Loan: APR on subject loan of 12.03634% or Final Disclosure APR of 12.04000% is in excess of allowable threshold of USTreasury 4.1400% + 3%, or 7.14000%. Compliant Subprime Loan.					Yes	No	No	N/A		State HPML - Compliant	B	B
200529609	2017SPL110289	IL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200529624	2017SPL110541	OH	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
																[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No		TILA SOL Expired	B	B
200529639	2017SPL110259	OH	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Ability to repay not verified.
																[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.					Yes	No	No	No		-	B	B
200529641	2017SPL110446	IN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200529642	2017SPL110489	KY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200529643	2017SPL110566	KY	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.					Yes	No	No	No		-	B	B
200529644	2017SPL110302	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge for OH is 1% - note states 3%, 2% and 1% declining.				Yes	No	No	No		-	B	B
200529649	2017SPL110117	KY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200529657	2017SPL110167	KY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200529662	2017SPL110359	IL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200529670	2017SPL110108	IN	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200529680	2017SPL110500	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s). [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.					Yes	No	No	No		-	B	B
200529688	2017SPL110135	IN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200529692	2017SPL110472	IN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200529700	2017SPL110266	IL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200529703	2017SPL110327	OH	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	PPP Expired. Prepayment charge not allowed per Ohio - max prepayment charge for OH within the first 5 years is 1% of the original principal amount - note states 6 months interest.				Yes	No	No	No		-	B	B
200529778	2017SPL110515	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200529786	2017SPL110078	IN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200529836	2017SPL110183	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).
																[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.	Prepayment charge not allowed per state (OH) - max prepayment charge for OH is 1% - Note states 2%, 1% declining.				Yes	No	No	No		-	B	B
200529994	2017SPL110423	OR	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200529995	2017SPL110544	UT	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200530006	2017SPL110369	CA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200530028	2017SPL110377	NJ	Primary	Refinance Cash-out - Home Improvement	3	1	1	3	[3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,326,870.80 is underdisclosed from calculated Finance Charge of $1,327,376.59 in the amount of $505.79.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 8/14/2007 12:00:00 AM, prior to three (3) business days from transaction date of 8/10/2007 12:00:00 AM.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.	Lender did not include $50 tax service fee and $6 Flood Fee. Additional variance appears to be in the finance charge calculation. Max is 5%, note late charge is 10%	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A		Late Charge	C	C
200530036	2017SPL110525	AZ	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200530037	2017SPL110461	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Note Error: Note grace period days less than minimum per state
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.	Note grace period of 5 days is less than minimum of 15 days for the state of TN.				Yes	No	No	N/A		Late Charge	C	C
200530038	2017SPL110230	CA	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200530057	2017SPL110556	CO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			1				2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.					Yes	No	No	No		-	B	B
200530062	2017SPL110491	MN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] State Compliance - Minnesota Subprime Threshold Test Fixed Loan: Minnesota Subprime Loan: APR on subject loan of 12.32158% or Final Disclosure APR of 12.32000% is in excess of allowable threshold of USTreasury 4.4200% + 3%, or 7.42000%. Compliant Subprime Loan.					Yes	No	No	N/A		State HPML - Compliant	B	B
200633689	2017SPL110839	FL	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200633713	2017SPL110703	FL	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 4/27/2001 12:00:00 AM, prior to three (3) business days from transaction date of 4/27/2001 12:00:00 AM.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/27/2001 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Expiration date entered as "N/A" on the RTC in the file.		TILA ROR - 3yrs for rescindable transactions. TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A		TILA SOL Expired	B	B
200633719	2017SPL110731	CA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200633722	2017SPL110974	MN	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200633732	2017SPL110893	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200633738	2017SPL111021	LA	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $198,137.87 is underdisclosed from calculated Finance Charge of $198,208.84 in the amount of $70.97.	Under disclosure due to DSI.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200633740	2017SPL110855	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200633742	2017SPL110575	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200633754	2017SPL110670	FL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200633765	2017SPL110807	LA	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200633784	2017SPL110838	WV	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/20/2002 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The disclosure is signed.				Yes	No	No	N/A		-	B	B
200633845	2017SPL110685	WV	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200633857	2017SPL111009	PA	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200633860	2017SPL110993	ID	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Lock-in Agreement not provided to borrower.					Yes	No	No	N/A		-	B	B
200633886	2017SPL110678	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $237,501.72 is underdisclosed from calculated Finance Charge of $237,942.00 in the amount of $440.28.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200633898	2017SPL110823	WV	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200633912	2017SPL111031	NC	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200633922	2017SPL110809	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200633930	2017SPL110966	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200633938	2017SPL110649	NY	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	TR Indeterminable	D	D
200633945	2017SPL110883	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200633955	2017SPL110706	NC	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200633962	2017SPL110872	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200633977	2017SPL110664	FL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200633990	2017SPL110988	NY	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided					Yes	No	No	No	Yes	TR Indeterminable	D	D
200634021	2017SPL110601	IA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200634053	2017SPL110620	AL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200634076	2017SPL110574	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200634082	2017SPL110837	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.81825% or Final Disclosure APR of 11.82000% is in excess of allowable threshold of APOR 3.45% + 1.5%, or 4.95000%. Compliant Higher Priced Loan. Compliant Rate Spread Home Loan.
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan Loan: APR on subject loan of 11.81825% or Final Disclosure APR of 11.82000% is in excess of allowable threshold of US Treasury 3.9200% + 3%, or 6.92000% and Conventional Mortgage Rate 4.3900% + 1.75%, or 6.14000%., or APOR 3.45% + 1.5%, or 4.95000%.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200634109	2017SPL110638	PA	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200634116	2017SPL110977	AL	Primary	Purchase	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/27/2000 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Miscellaneous Compliance - Initial TIL not provided					Yes	N/A	N/A	N/A	No	TNR Testing Not Required	D	D
200634125	2017SPL110755	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200634139	2017SPL110732	MT	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A		TILA SOL Expired	B	B
200634141	2017SPL110916	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,121.46 is underdisclosed from calculated Finance Charge of $71,188.19 in the amount of $66.73.	Under disclosure due to DSI.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200634156	2017SPL110845	FL	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200634168	2017SPL110698	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200634185	2017SPL110739	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200634234	2017SPL110609	LA	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/26/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	N/A		-	B	B
200634264	2017SPL111016	FL	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 1/23/2002 12:00:00 AM, prior to three (3) business days from transaction date of 1/18/2002 12:00:00 AM.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A		TILA SOL Expired	B	B
200634272	2017SPL110683	NC	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] State Compliance - (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan: Ability to repay requirements not met.
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Loan: APR on subject loan of 12.31990% or Final Disclosure APR of 12.46000% is in excess of allowable threshold of US Treasury 4.5600% + 3%, or 7.56000% and Conventional Mortgage Rate 6.0800% + 1.75%, or 7.83000%.  Non-Compliant Rate Spread Home Loan.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	No income documentation located in the file and no lender ATP calculation.		TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	State HPML - NC	D	D
200634276	2017SPL110622	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200634296	2017SPL110935	SC	Primary	Refinance Rate/Term	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $54,674.32 is underdisclosed from calculated Finance Charge of $54,924.23 in the amount of $249.91.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	TIL Itemization did not disclose closing attorney fee of $250 as a prepaid finance charge.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200634307	2017SPL110612	IN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200634309	2017SPL110975	KY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200634331	2017SPL110765	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200634355	2017SPL111010	GA	Primary	Refinance Cash-out - Debt Consolidation	2	1	1	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/8/2000 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Yes	No	No	N/A		-	B	B
200634365	2017SPL111023	OH	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200634387	2017SPL110637	NM	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $366,250.65 is underdisclosed from calculated Finance Charge of $366,654.35 in the amount of $403.70.	Underdisclosure due to interest calculation.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200634420	2017SPL110897	IN	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Closing / Title - Missing Document: Security Instrument not provided			1				3	[3] Loan File - (Missing Doc) Incomplete loan images/file [3] Closing / Title - Missing Document: Note - Subject Lien not provided [3] Closing / Title - TILA - Final TIL Missing	File only contains HUD, initial 1003 and Title. Insufficient documents to run compliance.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes		N/A	N/A	UTD	Indeterminable	D	D
200634436	2017SPL110890	KY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200634437	2017SPL110640	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.25762% or Final Disclosure APR of 11.29000% is in excess of allowable threshold of APOR 3.77% + 1.5%, or 5.27000%. Compliant Higher Priced Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	HUD shows reimbursement for 0% fee tolerance violation of $.03 and file contains reconciliation but does not include reimbursement check to borrower. Settlement charges figure on HUD does not include credit.
HUD shows reimbursement for 0% fee tolerance violation of $.03 and file contains reconciliation but does not include reimbursement check to borrower. Settlement charges figure on HUD does not include credit.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200634468	2017SPL110811	ME	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.					Yes	No	No	No		-	B	B
200634486	2017SPL110676	GA	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.					Yes	No	No	No		-	B	B
200634487	2017SPL110626	SC	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200634492	2017SPL110852	IN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200634498	2017SPL110682	IL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No		TILA SOL Expired	B	B
200634499	2017SPL110927	GA	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.91612% or Final Disclosure APR of 10.91000% is in excess of allowable threshold of APOR 3.33% + 1.5%, or 4.83000%. Compliant Higher Priced Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.	Loan term reflected on Final GFE is 30 years and loan term reflected on the Note is 20 years.
Interest rate reflected on GFE is  10.75% and interest rate reflected on the Note is  10.43%.
File did not contain evidence of a Rate Lock
Initial payment reflected on GFE is $241 and actual payment reflected on the Note is $256.53.
Loan Amount reflected on Final GFE is $25,819.80 and loan amount reflected on the Note is $25,819.58.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200634500	2017SPL110740	KY	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/17/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200634506	2017SPL111037	SC	Primary	Refinance Cash-out - Other		3	1				1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $45,869.19 is underdisclosed from calculated Finance Charge of $46,049.23 in the amount of $180.04.	TIL itemization did not disclose the closing attorney fee of $180 as a prepaid finance charge.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200634521	2017SPL110604	SC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200634537	2017SPL110948	GA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher-Priced Mortgage Loan: Ability to Repay not verified with reliable documentation.
[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.21362% or Final Disclosure APR of 10.28000% is in excess of allowable threshold of APOR 3.85% + 1.5%, or 5.35000%.  Non-Compliant Higher Priced Loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.	File contains income documentation but no lender ATP calculation.	TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - NC	B	B
200634545	2017SPL110587	IL	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.45941% or Final Disclosure APR of 10.46000% is in excess of allowable threshold of APOR 4.49% + 1.5%, or 5.99000%. Compliant Higher Priced Loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200634557	2017SPL110929	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200634565	2017SPL110605	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No		TILA SOL Expired	B	B
200634594	2017SPL110632	OH	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.92374% or Final Disclosure APR of 10.92000% is in excess of allowable threshold of APOR 3.39% + 1.5%, or 4.89000%. Compliant Higher Priced Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	GFE $234.30. Note $234.39.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200634595	2017SPL110886	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.		Yes	No	No	No		-	B	B
200634599	2017SPL110679	SC	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] State Compliance - South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File): South Carolina Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.		Yes	No	No	No		-	B	B
200634607	2017SPL110881	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $40,158.49 is underdisclosed from calculated Finance Charge of $40,388.79 in the amount of $230.30.
[2] State Compliance - South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File): South Carolina Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200634640	2017SPL110589	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Signed at Closing): Ohio Consumer Sales Practices Act: Consumer did not sign the required Closing Disclosure on the date of closing [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.					Yes	No	No	No		-	B	B
200634653	2017SPL111033	OH	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200634662	2017SPL110859	OH	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $197,231.18 is underdisclosed from calculated Finance Charge of $197,321.93 in the amount of $90.75.
																[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.	Unable to determine under disclosure due to missing itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200634797	2017SPL110874	VA	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200634815	2017SPL111034	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200634881	2017SPL110914	ME	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200634886	2017SPL110727	NY	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $450,831.19 is underdisclosed from calculated Finance Charge of $451,011.91 in the amount of $180.72.	TIL itemization did not disclose an Title exam fee of $135.00 as prepaid finance charge..		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200634903	2017SPL110978	MN	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200634913	2017SPL110621	IL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $659,138.05 is underdisclosed from calculated Finance Charge of $659,389.72 in the amount of $251.67.
																[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200710973	2017SPL111149	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/31/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200710976	2017SPL111713	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200710978	2017SPL112456	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200710988	2017SPL112871	ID	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.					Yes	No	No	N/A		-	B	B
200710990	2017SPL111082	MS	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided					Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200710996	2017SPL112281	NC	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200710999	2017SPL111751	WI	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711000	2017SPL113054	NH	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711002	2017SPL112682	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Loan: APR on subject loan of 12.44690% or Final Disclosure APR of 12.45000% is in excess of allowable threshold of US Treasury 4.5500% + 3%, or 7.55000% and Conventional Mortgage Rate 6.0300% + 1.75%, or 7.78000%. Compliant Rate Spread Home Loan.					Yes	No	No	No		State HPML - Compliant	B	B
200711003	2017SPL112831	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No		TILA SOL Expired	B	B
200711004	2017SPL111226	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711007	2017SPL113029	GA	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200711008	2017SPL111358	FL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200711009	2017SPL112191	FL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200711011	2017SPL112193	NC	Primary	Refinance Rate/Term		3	3	[3] Closing / Title - Note Error: Street address is blank.	Property location on Note: X. Property address per the Title Commitment and Appraisal X.		1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/28/1999 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711020	2017SPL111218	ID	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.					Yes	No	No	N/A		-	B	B
200711022	2017SPL113122	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711029	2017SPL111281	DE	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711032	2017SPL111316	NY	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200711033	2017SPL113043	MN	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] State Compliance - Minnesota Subprime Threshold Test Fixed Loan: Minnesota Subprime Loan: APR on subject loan of 11.99200% or Final Disclosure APR of 12.00000% is in excess of allowable threshold of USTreasury 4.3800% + 3%, or 7.38000%. Compliant Subprime Loan.
																[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Borrower’s ability to repay was not verified.					Yes	No	No	N/A		State HPML - Compliant	B	B
200711034	2017SPL111862	MS	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711039	2017SPL112058	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Loan: APR on subject loan of 12.37630% or Final Disclosure APR of 12.38000% is in excess of allowable threshold of US Treasury 4.4800% + 3%, or 7.48000% and Conventional Mortgage Rate 6.4000% + 1.75%, or 8.15000%. Compliant Rate Spread Home Loan.					Yes	No	No	No		State HPML - Compliant	B	B
200711043	2017SPL112366	FL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/28/2004 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200711056	2017SPL111257	VA	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200711058	2017SPL111884	ND	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200711061	2017SPL112881	MN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/2/2004 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A		TILA SOL Expired	B	B
200711062	2017SPL111609	ND	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711063	2017SPL112809	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711065	2017SPL112556	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/3/2004 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	N/A		-	B	B
200711066	2017SPL112624	PA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711070	2017SPL112973	MN	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/28/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711074	2017SPL111526	NC	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200711076	2017SPL112837	MO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711079	2017SPL111091	NH	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711080	2017SPL111307	DE	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200711083	2017SPL111972	VA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711085	2017SPL111535	WV	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Closing / Title - Note Error: Street address is blank. [3] Closing / Title - Security Instrument Error: Street is blank was not provided	Property address on the Security Instrument: X. Real property located at X per the Note.		1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711097	2017SPL111168	PA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200711099	2017SPL112534	VT	Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.					Yes	No	No	N/A		-	B	B
200711101	2017SPL112691	WA	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of receipt of the loan application.					Yes	No	No	N/A		-	B	B
200711102	2017SPL112976	MO	Primary	Refinance Cash-out - Other		3	1				1				3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.					Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200711104	2017SPL111321	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711107	2017SPL111674	MO	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/30/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711108	2017SPL111386	NC	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200711110	2017SPL112817	WV	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711114	2017SPL112705	NC	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200711118	2017SPL111542	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711127	2017SPL111623	MN	Primary	Refinance Cash-out - Other	2	1	1	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/30/2003 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711131	2017SPL112328	WV	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 12.25000% is underdisclosed from calculated APR of 12.39120% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $194,212.55 is underdisclosed from calculated Finance Charge of $194,891.96 in the amount of $679.41.	TIL itemization did not disclose an attorney fee of $750.10 as prepaid finance charge.	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200711135	2017SPL112729	WV	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711138	2017SPL112662	WV	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711139	2017SPL111221	MO	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711149	2017SPL112888	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Loan: APR on subject loan of 10.00130% or Final Disclosure APR of 10.00000% is in excess of allowable threshold of US Treasury 4.4700% + 3%, or 7.47000% and Conventional Mortgage Rate 5.9300% + 1.75%, or 7.68000%. Compliant Rate Spread Home Loan.					Yes	No	No	No		State HPML - Compliant	B	B
200711152	2017SPL112750	FL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711156	2017SPL112777	DE	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711158	2017SPL111682	NV	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711160	2017SPL111666	MS	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711163	2017SPL112738	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003 [3] Closing / Title - Note Error: Street address is blank.	Real property located at X per the Note. Property address per the appraisal X.		1				1						Yes	No	No	No		-	A	A
200711170	2017SPL111054	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003 [3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $827.44 does not match Calculated P&I of $827.48	Note reflects rate of 12.11%, but calculated rate should be 12.1092%. Note does not reflect daily simple interest calculation method.	1	3	[3] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher-Priced Mortgage Loan: Ability to Repay not verified with reliable documentation.
[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.10522% or Final Disclosure APR of 12.11000% is in excess of allowable threshold of APOR 3.90% + 1.5%, or 5.40000%.  Non-Compliant Higher Priced Loan.
[3] State Compliance - (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan: Ability to repay requirements not met.
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan Loan: APR on subject loan of 12.10522% or Final Disclosure APR of 12.11000% is in excess of allowable threshold of US Treasury 4.2100% + 3%, or 7.21000% and Conventional Mortgage Rate 4.9100% + 1.75%, or 6.66000%., or APOR 3.90% + 1.5%, or 5.40000%.  Non-Compliant Rate Spread Home Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - Initial Escrow Account Statement Missing: RESPA (2010): Initial escrow account statement was not provided to the borrower.	File does not contain any income documentation or lender ATP calculation. File does not contain any income documentation or lender ATP calculation.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA HPML - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		State HPML - NC	C	C
200711171	2017SPL112228	AL	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/19/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A		TILA SOL Expired	B	B
200711174	2017SPL112419	MN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711176	2017SPL112615	ND	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711187	2017SPL113146	MO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/21/1999 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711197	2017SPL112272	LA	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200711199	2017SPL111211	TN	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711204	2017SPL112633	MO	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711205	2017SPL112655	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/26/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711208	2017SPL112011	MO	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200711210	2017SPL111181	IA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711211	2017SPL112385	NC	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided					Yes	No	No	No		-	B	B
200711218	2017SPL111621	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200711223	2017SPL113143	WI	Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711224	2017SPL111568	WV	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711225	2017SPL112643	NC	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Loan: APR on subject loan of 11.56020% or Final Disclosure APR of 11.56000% is in excess of allowable threshold of US Treasury 3.6600% + 3%, or 6.66000% and Conventional Mortgage Rate 4.8200% + 1.75%, or 6.57000%. Compliant Rate Spread Home Loan.
																[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.					Yes	No	No	No		State HPML - Compliant	B	B
200711226	2017SPL111359	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711231	2017SPL112476	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Loan: APR on subject loan of 7.99680% or Final Disclosure APR of 8.00000% is in excess of allowable threshold of US Treasury 4.5800% + 3%, or 7.58000% and Conventional Mortgage Rate 5.8500% + 1.75%, or 7.60000%. Compliant Rate Spread Home Loan.					Yes	No	No	No		State HPML - Compliant	B	B
200711238	2017SPL112125	PA	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.					Yes	No	No	No		-	B	B
200711241	2017SPL112245	OK	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/24/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200711243	2017SPL112119	UT	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.					Yes	No	No	No		-	B	B
200711246	2017SPL111508	MN	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711247	2017SPL112046	DE	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200711248	2017SPL112415	VT	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] State Compliance - Vermont Interest Act - Vermont High Rate, High Point Loan (Interest Rate and/or Points and Fees): Vermont Interest Act: Note Rate on subject loan of 10.39000% is in excess of allowable threshold of Declared Rate 6.0000% + 3%, or 9.00000, or Points on the loan of 2.91263% exceed the allowable threshold of 4%. Compliant Loan.	Neither Section 104 nor the Regulation provide specifically for assignee liability; however, given that Section 104 grants the Department authority to require any “lender”, which term is undefined, to refund any discount points or other charges paid by a borrower who has not received the required disclosures, purchasers and assignees should exercise caution in purchasing such loans.

																			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A		State - Compliant	B	B
200711250	2017SPL112931	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200711253	2017SPL111157	FL	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/9/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200711254	2017SPL112845	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711256	2017SPL111127	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711261	2017SPL112112	UT	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200711267	2017SPL111454	KS	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711271	2017SPL112846	WA	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711273	2017SPL111921	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/24/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	N/A		-	B	B
200711274	2017SPL112654	WV	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711279	2017SPL111652	CA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/21/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		-	B	B
200711284	2017SPL112157	NH	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.					Yes	No	No	N/A		-	B	B
200711290	2017SPL112501	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711292	2017SPL112437	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711293	2017SPL111876	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711299	2017SPL112135	NY	Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.					Yes	No	No	No		-	B	B
200711302	2017SPL112713	MN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/14/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711304	2017SPL112940	ID	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.27240% or Final Disclosure APR of 11.26000% is in excess of allowable threshold of APOR 4.38% + 1.5%, or 5.88000%. Compliant Higher Priced Loan.
[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
																[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200711312	2017SPL112014	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200711316	2017SPL112233	VT	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711319	2017SPL112454	PA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711330	2017SPL111951	ND	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711331	2017SPL113049	MO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711335	2017SPL111470	DE	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711336	2017SPL112547	DE	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711340	2017SPL111320	LA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.					Yes	No	No	N/A		-	B	B
200711342	2017SPL111128	WV	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/27/2005 12:00:00 AM, prior to three (3) business days from transaction date of 12/29/2005 12:00:00 AM.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s).
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/29/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)	Mtg notary dated X Note,HUD and ROR dated X Mtg notary dated X Mtg notary dated X	TILA ROR - 3yrs for rescindable transactions.

TILA ROR - 3yrs for rescindable transactions.

																			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Yes	No	No	N/A	Tested	TR Tested	C	C
200711347	2017SPL112860	MN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711355	2017SPL111325	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711356	2017SPL112365	FL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200711361	2017SPL112731	OK	Primary	Refinance Cash-out - Other		2	1				1				2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					Yes	No	No	No		-	B	B
200711370	2017SPL111918	ND	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711372	2017SPL111743	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] State Compliance - (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan: Ability to repay requirements not met.
																[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Loan: APR on subject loan of 12.36590% or Final Disclosure APR of 12.38000% is in excess of allowable threshold of US Treasury 4.4800% + 3%, or 7.48000% and Conventional Mortgage Rate 6.5200% + 1.75%, or 8.27000%. Non-Compliant Rate Spread Home Loan.	File does not contain any income documentation or lender ATP calculation.				Yes	No	No	No		State HPML - NC	C	C
200711373	2017SPL111992	LA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711376	2017SPL112995	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711377	2017SPL113116	AL	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711378	2017SPL113131	DE	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/29/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200711380	2017SPL111983	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.					Yes	No	No	No		-	B	B
200711390	2017SPL112614	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711392	2017SPL113057	AL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A		TILA SOL Expired	B	B
200711395	2017SPL112236	OK	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711397	2017SPL112314	UT	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200711398	2017SPL111382	NC	Primary	Purchase	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003 [3] Closing / Title - Title Error: Title policy/commitment does not reflect sufficient title insurance coverage	Final title policy amount if insurance is $105,000. Per note, actual loan amount is $106,049.99.	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. Estimated HUD1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $247,933.20 is underdisclosed from calculated Finance Charge of $248,102.33 in the amount of $169.13.	TIL itemization did not disclose a $150 Settlement Fee as a prepaid finance charge.
																	HUD is signed by both borrowers and settlement agent but is considered Estimated as the Loan Amount of $105,000 does not match the Note principal balance of $106,049.99. The Note indicates there are loan fees of $1,049.99. The HUD shows a discount fee of $1,050 however, it is only shown on left side and not included in settlement charges.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	N/A	N/A	N/A	Yes	TR Indeterminable	D	D
200711409	2017SPL113081	FL	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200711413	2017SPL112952	NE	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711414	2017SPL111152	DE	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711423	2017SPL111163	ND	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711426	2017SPL111337	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711429	2017SPL111074	CT	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	TR Indeterminable	D	D
200711430	2017SPL112590	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Loan: APR on subject loan of 10.99920% or Final Disclosure APR of 11.00000% is in excess of allowable threshold of US Treasury 4.6600% + 3%, or 7.66000% and Conventional Mortgage Rate 6.0700% + 1.75%, or 7.82000%. Compliant Rate Spread Home Loan.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/4/2008 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		State HPML - Compliant	B	B
200711433	2017SPL112526	WV	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711435	2017SPL112497	TN	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711437	2017SPL112430	NC	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200711438	2017SPL112117	IA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/16/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Signed and dated at closing.				Yes	No	No	N/A		-	B	B
200711439	2017SPL111636	UT	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200711442	2017SPL112877	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711447	2017SPL112105	WA	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711464	2017SPL111252	NY	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711469	2017SPL112022	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided					Yes	No	No	No		-	B	B
200711471	2017SPL111451	AL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711478	2017SPL112549	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711484	2017SPL112470	NY	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003 [3] Closing / Title - Title: Evidence of title is missing	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
																[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	TR Indeterminable	D	D
200711490	2017SPL112005	CT	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	TR Indeterminable	D	D
200711492	2017SPL112770	PA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No		TILA SOL Expired	B	B
200711493	2017SPL111679	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200711494	2017SPL113059	OK	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711496	2017SPL112832	MO	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711498	2017SPL112043	MO	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
																[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200711502	2017SPL112093	TN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711505	2017SPL111437	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711511	2017SPL112785	MN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] State Compliance - Minnesota Subprime Threshold Test Fixed Loan: Minnesota Subprime Loan: APR on subject loan of 11.25540% or Final Disclosure APR of 11.25000% is in excess of allowable threshold of USTreasury 4.0900% + 3%, or 7.09000%. Compliant Subprime Loan.
																[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.					Yes	No	No	N/A		State HPML - Compliant	B	B
200711512	2017SPL112536	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711521	2017SPL111836	NC	Primary	Refinance Cash-out - Other	2	1	1	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/23/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200711522	2017SPL111894	DE	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711525	2017SPL111068	CA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/28/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		-	B	B
200711527	2017SPL111174	MI	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711528	2017SPL111646	NC	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200711539	2017SPL111697	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711540	2017SPL112070	MS	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711543	2017SPL113099	NE	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711548	2017SPL111176	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711553	2017SPL111067	CO	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200711556	2017SPL112189	DE	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711561	2017SPL111576	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711564	2017SPL111244	NH	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711572	2017SPL111185	VA	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.					Yes	No	No	N/A		-	B	B
200711573	2017SPL112440	MO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711574	2017SPL111817	NH	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711580	2017SPL113002	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711581	2017SPL111840	ND	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711593	2017SPL111486	UT	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.					Yes	No	No	No		-	B	B
200711594	2017SPL111944	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.02060% or Final Disclosure APR of 12.01000% is in excess of allowable threshold of APOR 4.47% + 1.5%, or 5.97000%. Compliant Higher Priced Loan.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200711607	2017SPL112804	DE	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided					Yes	No	No	N/A		-	B	B
200711613	2017SPL111790	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/30/2004 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200711616	2017SPL112152	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Loan: APR on subject loan of 11.97800% or Final Disclosure APR of 11.97000% is in excess of allowable threshold of US Treasury 4.0700% + 3%, or 7.07000% and Conventional Mortgage Rate 5.3800% + 1.75%, or 7.13000%. Compliant Rate Spread Home Loan.
																[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.					Yes	No	No	No		State HPML - Compliant	B	B
200711619	2017SPL112797	NY	Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.					Yes	No	No	No		-	B	B
200711623	2017SPL111192	WI	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200711626	2017SPL111967	UT	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711629	2017SPL112000	PA	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200711634	2017SPL112160	NC	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/19/2000 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.					Yes	No	No	N/A		-	B	B
200711642	2017SPL112339	FL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher-Priced Mortgage Loan: Ability to Repay not verified with reliable documentation.
[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.17640% or Final Disclosure APR of 12.17000% is in excess of allowable threshold of APOR 5.06% + 1.5%, or 6.56000%.  Non-Compliant Higher Priced Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	File contains income documentation but no lender ATP calculation.	TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - NC	B	B
200711644	2017SPL111859	DE	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A		TILA SOL Expired	B	B
200711647	2017SPL111144	CA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711649	2017SPL111046	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711650	2017SPL112810	AL	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200711656	2017SPL112436	ND	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711662	2017SPL112987	NE	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711663	2017SPL113094	MO	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711664	2017SPL112724	WI	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711666	2017SPL112056	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Loan: APR on subject loan of 11.99920% or Final Disclosure APR of 12.00000% is in excess of allowable threshold of US Treasury 4.7900% + 3%, or 7.79000% and Conventional Mortgage Rate 6.3700% + 1.75%, or 8.12000%. Compliant Rate Spread Home Loan.
																[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	No		State HPML - Compliant	B	B
200711667	2017SPL111880	GA	Primary	Refinance Rate/Term		1	1				1				1						Yes	No	No	N/A		-	A	A
200711669	2017SPL111802	DE	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200711672	2017SPL112223	WV	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711675	2017SPL111768	NH	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711676	2017SPL112623	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711682	2017SPL113034	MN	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711690	2017SPL111637	VA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200711691	2017SPL112435	FL	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711696	2017SPL112292	KS	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200711699	2017SPL112599	OK	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/19/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200711700	2017SPL111190	ID	Primary	Purchase		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/27/2000 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	N/A	N/A	N/A		-	B	B
200711707	2017SPL111471	ID	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $140,166.41 is underdisclosed from calculated Finance Charge of $140,281.09 in the amount of $114.68.
																[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.	Unable to determine source of under disclosure due to missing itemization.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200711718	2017SPL111673	OR	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711726	2017SPL112445	MN	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200711728	2017SPL112078	WV	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711731	2017SPL112459	ND	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711734	2017SPL112759	AL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200711736	2017SPL112806	WV	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711737	2017SPL111291	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711739	2017SPL112636	MI	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711740	2017SPL111904	MO	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711743	2017SPL112563	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711747	2017SPL112955	MT	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.					Yes	No	No	N/A		-	B	B
200711749	2017SPL112971	VT	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.25424% or Final Disclosure APR of 11.26000% is in excess of allowable threshold of APOR 4.41% + 1.5%, or 5.91000%. Compliant Higher Priced Loan.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] State Compliance - Vermont Interest Act - Vermont High Rate, High Point Loan (Interest Rate and/or Points and Fees): Vermont Interest Act: Note Rate on subject loan of 11.03160% is in excess of allowable threshold of Declared Rate 6.0000% + 3%, or 9.00000, or Points on the loan of 1.19586% exceed the allowable threshold of 4%.  Compliant Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Neither Section 104 nor the Regulation provide specifically for assignee liability; however, given that Section 104 grants the Department authority to require any “lender”, which term is undefined, to refund any discount points or other charges paid by a borrower who has not received the required disclosures, purchasers and assignees should exercise caution in purchasing such loans.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200711750	2017SPL111590	MO	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711751	2017SPL111313	UT	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200711756	2017SPL111642	NE	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/23/2003 12:00:00 AM, prior to three (3) business days from transaction date of 10/20/2003 12:00:00 AM.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s).
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Notary Date on Mortgage X DOT notary date X. Subject loan transaction disbursed on X		TILA ROR - 3yrs for rescindable transactions. TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A		TILA SOL Expired	B	B
200711761	2017SPL111167	NH	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/16/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711764	2017SPL111986	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No		TILA SOL Expired	B	B
200711767	2017SPL112666	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711768	2017SPL113072	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711769	2017SPL111512	AL	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200711771	2017SPL111665	CT	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	TR Indeterminable	D	D
200711773	2017SPL111404	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Loan: APR on subject loan of 12.24820% or Final Disclosure APR of 12.25000% is in excess of allowable threshold of US Treasury 4.7100% + 3%, or 7.71000% and Conventional Mortgage Rate 5.6900% + 1.75%, or 7.44000%. Compliant Rate Spread Home Loan.					Yes	No	No	No		State HPML - Compliant	B	B
200711778	2017SPL112287	CO	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200711780	2017SPL112792	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Loan: APR on subject loan of 11.63430% or Final Disclosure APR of 11.63000% is in excess of allowable threshold of US Treasury 4.5200% + 3%, or 7.52000% and Conventional Mortgage Rate 6.5200% + 1.75%, or 8.27000%. Compliant Rate Spread Home Loan.
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/11/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		State HPML - Compliant	B	B
200711781	2017SPL112234	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711787	2017SPL112530	PA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200711790	2017SPL112285	MN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711791	2017SPL112388	NC	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided					Yes	No	No	No		-	B	B
200711796	2017SPL111230	VA	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200711797	2017SPL112602	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/15/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		-	B	B
200711798	2017SPL111505	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711799	2017SPL113107	MN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711806	2017SPL112854	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/26/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711807	2017SPL111140	MO	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200711810	2017SPL111092	PA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711818	2017SPL111299	OR	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711819	2017SPL111587	MO	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200711823	2017SPL111544	CA	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/16/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		-	B	B
200711829	2017SPL111462	MN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] State Compliance - Minnesota Subprime Threshold Test Fixed Loan: Minnesota Subprime Loan: APR on subject loan of 10.63140% or Final Disclosure APR of 10.63000% is in excess of allowable threshold of USTreasury 4.5500% + 3%, or 7.55000%. Compliant Subprime Loan.					Yes	No	No	N/A		State HPML - Compliant	B	B
200711831	2017SPL111069	MS	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711833	2017SPL112378	GA	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200711835	2017SPL113046	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200711837	2017SPL111286	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711844	2017SPL113022	FL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711855	2017SPL112816	MN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200711859	2017SPL113042	FL	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.					Yes	No	No	No		-	B	B
200711865	2017SPL112948	WI	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711869	2017SPL112024	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200711871	2017SPL112891	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711875	2017SPL111434	OH	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Unable to determine if borrower’s ability to repay has been verified due to missing information.
																[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.					Yes	No	No	No		-	B	B
200711883	2017SPL112484	OH	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200711884	2017SPL111109	NM	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200711890	2017SPL113053	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711892	2017SPL111608	ME	Primary	Refinance Cash-out - Other	3	1	1	3	[3] State Compliance - (State HPML) Maine Subprime Mortgage Loan (Disclosed APR Exceeds Subprime Threshold): Maine Subprime Loan: APR on subject loan of 11.56560% or Final Disclosure APR of 11.57000% is in excess of allowable threshold of US Treasury 3.6600% + 3%, or 6.66000%, or subject loan is a high-cost mortgage loan, contains negative amortization, or has an interest-only feature. Compliant State Higher Priced Loan.
																[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.					Yes	No	No	No		State HPML - Compliant	B	B
200711902	2017SPL111854	KY	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.					Yes	No	No	No		-	B	B
200711905	2017SPL112674	NM	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200711914	2017SPL111555	OH	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200711916	2017SPL111671	IN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/27/2000 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200711921	2017SPL111357	KY	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No		TILA SOL Expired	B	B
200711924	2017SPL111106	NM	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200711927	2017SPL112069	OH	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/1/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	No		-	B	B
200711940	2017SPL111423	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/26/2003 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200711948	2017SPL112162	KY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200711958	2017SPL112982	OH	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200711966	2017SPL112485	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.					Yes	No	No	No		-	B	B
200711968	2017SPL111759	NM	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/8/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		-	B	B
200711969	2017SPL113120	IN	Primary	Refinance Rate/Term	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $109,100.80 is underdisclosed from calculated Finance Charge of $109,360.45 in the amount of $259.65.
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/4/1997 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200711970	2017SPL111565	IL	Primary	Refinance Rate/Term		1	1				1				1						Yes	No	No	No		-	A	A
200711990	2017SPL112386	KY	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200711991	2017SPL112252	ME	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200711996	2017SPL111417	IL	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.17010% or Final Disclosure APR of 10.17000% is in excess of allowable threshold of APOR 5.09% + 1.5%, or 6.59000%. Compliant Higher Priced Loan.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200711998	2017SPL112753	NJ	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	No		-	B	B
200712002	2017SPL112847	OH	Primary	Refinance Rate/Term		2	1				1				2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	PPP expired. Borrower may prepay at any time after five years without penalty. If the loan is prepaid before five years, a penalty of not more than one percent of the original amount is authorized. Note states 3%, 2% and 1% declining.				Yes	No	No	No		-	B	B
200712003	2017SPL111491	ME	Primary	Refinance Cash-out - Other		3	1				1				3	[3] State Compliance - (State HPML) Maine Subprime Mortgage Loan (Disclosed APR Exceeds Subprime Threshold): Maine Subprime Loan: APR on subject loan of 11.50730% or Final Disclosure APR of 11.51000% is in excess of allowable threshold of US Treasury 4.5000% + 3%, or 7.50000%, or subject loan is a high-cost mortgage loan, contains negative amortization, or has an interest-only feature. Compliant State Higher Priced Loan.					Yes	No	No	No		State HPML - Compliant	B	B
200712013	2017SPL112554	OH	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200712027	2017SPL111372	IL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.					Yes	No	No	No		-	B	B
200712031	2017SPL112029	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200712034	2017SPL111107	NM	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200712038	2017SPL112728	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Ability to repay not verified.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200712039	2017SPL111547	NJ	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200712042	2017SPL111687	OH	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Ability to repay not verified. [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.					Yes	No	No	No		-	B	B
200712048	2017SPL111347	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200712052	2017SPL111932	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s). [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.					Yes	No	No	No		-	B	B
200712054	2017SPL112697	OH	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/16/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).
																[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.					Yes	No	No	No		-	B	B
200712057	2017SPL111317	IN	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200712058	2017SPL112641	OH	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200712073	2017SPL112417	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.					Yes	No	No	No		-	B	B
200712083	2017SPL112827	NJ	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200712084	2017SPL112242	IN	Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200712086	2017SPL111584	MA	Primary	Refinance Cash-out - Other		2	1				1				2	[2] State Compliance - Massachusetts Home Loan - Borrower’s Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower’s interest.			The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower’s interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower’s interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.		Yes	No	No	No		-	B	B
200712092	2017SPL111649	KY	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200712098	2017SPL112374	NM	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200712104	2017SPL111991	OH	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/8/2004 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200712107	2017SPL111463	KY	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided					Yes	No	No	No		-	B	B
200712108	2017SPL112496	ME	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] State Compliance - (State HPML Provision) Maine Subprime Mortgage Loan (Ability to Repay not Verified): Maine Subprime Mortgage Loan: No evidence of creditor’s determination for borrower’s ability to repay for subprime mortgage loan.
[3] State Compliance - (State HPML) Maine Subprime Mortgage Loan (Disclosed APR Exceeds Subprime Threshold): Maine Subprime Loan: APR on subject loan of 12.64110% or Final Disclosure APR of 12.64000% is in excess of allowable threshold of US Treasury 4.8600% + 3%, or 7.86000%, or subject loan is a high-cost mortgage loan, contains negative amortization, or has an interest-only feature.  Non-Compliant State Higher Priced Loan.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	File contains income documentation but no lender ATP calculation.				Yes	No	No	No		State HPML - NC	C	C
200712109	2017SPL112522	OH	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200712117	2017SPL112499	ME	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200712119	2017SPL112896	OH	Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200712120	2017SPL111314	IL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200712121	2017SPL111191	IL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200712123	2017SPL111283	OH	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/7/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200712143	2017SPL112859	NM	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200712147	2017SPL112902	KY	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
																[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200712153	2017SPL111777	ME	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200712154	2017SPL113010	OH	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Unable to determine if borrower’s ability to repay has been verified due to missing information.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200712162	2017SPL111685	KY	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200712164	2017SPL111616	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.00577% or Final Disclosure APR of 10.00000% is in excess of allowable threshold of APOR 4.38% + 1.5%, or 5.88000%. Compliant Higher Priced Loan.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/24/2010 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	GFE 9/7/2010 payment $1,001.17. Payment per loan $1,001.24. GFE 9/7/2010 loan amount $117,506.93. Loan Amount per the Note $117,525.08. GFE 9/7/2010 rate 9.65%. Rate per the Note 9.65160%	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA HPML - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200712170	2017SPL112619	KY	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					Yes	No	No	No		-	B	B
200712172	2017SPL111594	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.					Yes	No	No	No		-	B	B
200712178	2017SPL111916	IN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/25/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200712182	2017SPL111444	KY	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200712185	2017SPL111570	OH	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher-Priced Mortgage Loan: Ability to Repay not verified with reliable documentation.
[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.18110% or Final Disclosure APR of 12.18000% is in excess of allowable threshold of APOR 4.98% + 1.5%, or 6.48000%.  Non-Compliant Higher Priced Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Unable to determine if borrower’s ability to repay has been verified due to missing information.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.	File does not contain any income documentation or lender ATP calculation.	TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - NC	B	B
200712186	2017SPL111799	IL	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	No		-	B	B
200712187	2017SPL112732	IN	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200712189	2017SPL112517	NJ	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200712190	2017SPL112801	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200712195	2017SPL112765	NM	Primary	Refinance Rate/Term		2	1				1				2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200712196	2017SPL112224	IL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200712206	2017SPL111139	OH	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.					Yes	No	No	No		-	B	B
200712414	2017SPL112137	DE	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Signed and dates at closing.				Yes	No	No	N/A		-	B	B
200712417	2017SPL112453	CA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200712424	2017SPL111748	CA	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200712425	2017SPL112579	CA	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided					Yes	No	No	No	Yes	TR Indeterminable	D	D
200712433	2017SPL112912	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200712434	2017SPL111572	NJ	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200712435	2017SPL113079	GA	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/15/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		-	B	B
200712440	2017SPL111222	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200712445	2017SPL112855	MN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/21/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	N/A		-	B	B
200712447	2017SPL112262	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200712451	2017SPL111595	NJ	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200712456	2017SPL111820	UT	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200712461	2017SPL113142	CA	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200712464	2017SPL112073	NV	Primary	Refinance Cash-out - Debt Consolidation	2	1	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/26/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200712467	2017SPL111215	OR	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200712469	2017SPL111390	GA	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/13/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.					Yes	No	No	No		-	B	B
200712475	2017SPL113007	CO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.					Yes	No	No	No		-	B	B
200712481	2017SPL112359	MO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200712494	2017SPL112660	MN	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] State Compliance - Minnesota Subprime Threshold Test Fixed Loan: Minnesota Subprime Loan: APR on subject loan of 11.89800% or Final Disclosure APR of 11.90000% is in excess of allowable threshold of USTreasury 4.5600% + 3%, or 7.56000%. Compliant Subprime Loan.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/30/2008 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		State HPML - Compliant	B	B
200712501	2017SPL111569	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200712502	2017SPL111874	NH	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200712506	2017SPL111514	CT	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] State Compliance - Connecticut HB5577 NP Threshold Test Fixed Loans: Connecticut Non-Prime Home Loan: APR on subject loan of 11.96540% or Final Disclosure APR of 12.37000% is in excess of allowable threshold of Conventional Mortgage Rate 6.0900% + 1.75%, or 7.84000% and US Treasury Rate 4.4700% + 3%, or 7.47000%. Non-Compliant State Higher Priced Loan.
[3] State Compliance - (State HPML Disclosure) Connecticut Non-Prime Home Loan (Counseling Notice Not Provided): Connecticut Non-Prime Home Loan (HB5577): Counseling Notice (with toll-free number) not provided to borrower.
[3] State Compliance - (State HPML Disclosure) Connecticut Non-Prime Home Loan (First Mortgage Disclosure Not Provided): Connecticut Non-Prime Home Loan (HB5577): Borrower not provided First Mortgage Disclosure generally describing the terms of the transaction.
[3] State Compliance - Connecticut Non-Prime Tangible Net Benefit Test: Connecticut Non-Prime Home Loan (HB5577): Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	State HPML - NC	D	D
200712512	2017SPL111925	TN	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.					Yes	No	No	N/A		-	B	B
200712513	2017SPL112675	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200712515	2017SPL112791	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/18/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	N/A		-	B	B
200712516	2017SPL111929	UT	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200712530	2017SPL111765	CA	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No		TILA SOL Expired	B	B
200712535	2017SPL112206	NJ	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200712540	2017SPL111464	CA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200712543	2017SPL112055	NC	Primary	Refinance Rate/Term	3	1	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/10/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A		TILA SOL Expired	B	B
200712558	2017SPL113024	CT	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/22/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	TR Indeterminable	D	D
200712564	2017SPL112214	LA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200712567	2017SPL112849	HI	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/23/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200712599	2017SPL111376	FL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/14/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200781138	2017SPL114966	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781145	2017SPL113241	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.					Yes	No	No	No		-	B	B
200781149	2017SPL113953	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781152	2017SPL114786	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/10/2000 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200781153	2017SPL113556	NC	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200781154	2017SPL113575	MO	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200781160	2017SPL113828	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.99583% or Final Disclosure APR of 11.00000% is in excess of allowable threshold of APOR 4.15% + 1.5%, or 5.65000%. Compliant Higher Priced Loan.
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 10.99583% or Final Disclosure APR of 11.00000% is in excess of allowable threshold of US Treasury 4.2600% + 3%, or 7.26000% and Conventional Mortgage Rate 4.3900% + 1.75%, or 6.14000%., or APOR 4.15% + 1.5%, or 5.65000%.  Compliant Rate Spread Home Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200781161	2017SPL114759	NY	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200781166	2017SPL114731	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200781169	2017SPL113918	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $657.48 does not match Calculated P&I of $657.50	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.63072% or Final Disclosure APR of 11.63000% is in excess of allowable threshold of APOR 4.69% + 1.5%, or 6.19000%. Compliant Higher Priced Loan.
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 11.63072% or Final Disclosure APR of 11.63000% is in excess of allowable threshold of US Treasury 4.6600% + 3%, or 7.66000% and Conventional Mortgage Rate 4.7600% + 1.75%, or 6.51000%., or APOR 4.69% + 1.5%, or 6.19000%.  Compliant Rate Spread Home Loan.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200781170	2017SPL115204	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200781171	2017SPL115140	LA	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200781174	2017SPL113858	FL	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/20/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200781177	2017SPL114629	IA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200781184	2017SPL114107	VA	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	PPP Expired. Prepayment charge not allowed per state (VA) - max prepayment charge for VA is 2% interest of amount prepaid - note states 5%.				Yes	No	No	N/A		-	B	B
200781188	2017SPL113229	VA	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.					Yes	No	No	N/A		-	B	B
200781189	2017SPL114483	PA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200781191	2017SPL114993	PA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200781194	2017SPL114481	UT	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.50060% or Final Disclosure APR of 11.50000% is in excess of allowable threshold of APOR 5.12% + 1.5%, or 6.62000%. Compliant Higher Priced Loan.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Maximum prepayment penalty on GFE Inaccurate: RESPA (2010): Maximum prepayment penalty on GFE does not match actual maximum prepayment penalty.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) - Maximum prepayment penalty on HUD-1 Inaccurate: RESPA (2010): Maximum prepayment penalty on HUD-1 does not match actual maximum prepayment penalty.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200781195	2017SPL113506	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200781198	2017SPL113485	VA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200781200	2017SPL114178	WI	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.76143% or Final Disclosure APR of 10.76000% is in excess of allowable threshold of APOR 4.87% + 1.5%, or 6.37000%. Compliant Higher Priced Loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Maximum prepayment penalty on GFE Inaccurate: RESPA (2010): Maximum prepayment penalty on GFE does not match actual maximum prepayment penalty.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
																[2] Federal Compliance - RESPA (2010) - Maximum prepayment penalty on HUD-1 Inaccurate: RESPA (2010): Maximum prepayment penalty on HUD-1 does not match actual maximum prepayment penalty.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200781202	2017SPL114504	IA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200781210	2017SPL115012	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200781211	2017SPL114176	PA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	TR Indeterminable	D	D
200781213	2017SPL114185	NH	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.15970% or Final Disclosure APR of 12.16000% is in excess of allowable threshold of APOR 4.27% + 1.5%, or 5.77000%. Compliant Higher Priced Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
																[2] Federal Compliance - RESPA (2010) - Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200781218	2017SPL114459	PA	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.10910% or Final Disclosure APR of 11.13000% is in excess of allowable threshold of APOR 3.97% + 1.5%, or 5.47000%. Compliant Higher Priced Loan.
[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.	Rate was rounded on the note to 10.75	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	C	C
200781221	2017SPL114790	LA	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200781223	2017SPL114559	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781227	2017SPL113851	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781230	2017SPL113523	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.					Yes	No	No	No		-	B	B
200781236	2017SPL113413	LA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200781241	2017SPL113156	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.					Yes	No	No	No		-	B	B
200781242	2017SPL114956	TN	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.51719% or Final Disclosure APR of 12.49000% is in excess of allowable threshold of APOR 4.81% + 1.5%, or 6.31000%. Compliant Higher Priced Loan.
[3] Closing / Title - (Doc Error) TIL Error: Incorrect TIL form used for loan originated before January 31, 2011.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $93,289.26 is underdisclosed from calculated Finance Charge of $93,355.84 in the amount of $66.58.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Audit used final TIL information.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200781248	2017SPL114332	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200781251	2017SPL114271	PA	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/11/2004 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200781252	2017SPL114234	NY	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200781254	2017SPL114893	TN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781265	2017SPL114666	VA	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																[2] State Compliance - Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200781270	2017SPL115131	IA	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.					Yes	No	No	N/A		-	B	B
200781272	2017SPL113787	IA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/4/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200781276	2017SPL114887	VA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.99900% or Final Disclosure APR of 11.01000% is in excess of allowable threshold of APOR 4.24% + 1.5%, or 5.74000%. Compliant Higher Priced Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Maximum prepayment penalty on GFE Inaccurate: RESPA (2010): Maximum prepayment penalty on GFE does not match actual maximum prepayment penalty.
[2] Federal Compliance - RESPA (2010) -  Maximum prepayment penalty on HUD-1 Inaccurate: RESPA (2010): Maximum prepayment penalty on HUD-1 does not match actual maximum prepayment penalty.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200781280	2017SPL113309	PA	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200781281	2017SPL114702	NE	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.02670% or Final Disclosure APR of 12.03000% is in excess of allowable threshold of APOR 4.31% + 1.5%, or 5.81000%. Compliant Higher Priced Loan.
																[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200781282	2017SPL114208	GA	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200781301	2017SPL114739	TN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.25028% or Final Disclosure APR of 11.25000% is in excess of allowable threshold of APOR 3.92% + 1.5%, or 5.42000%. Compliant Higher Priced Loan.
[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	This is a Federal HPML and Tennessee requires a 10 day grace period with High Cost loans. This note calls for only a 5 day grace period.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	C	C
200781306	2017SPL114304	NC	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200781321	2017SPL114465	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/28/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200781323	2017SPL113278	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781324	2017SPL114609	IA	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/8/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200781325	2017SPL113159	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.22503% or Final Disclosure APR of 10.76000% is in excess of allowable threshold of APOR 3.99% + 1.5%, or 5.49000%. Compliant Higher Priced Loan.
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/10/2011 which is 1 month(s) prior to consummation.  A 4 month lookback was used to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA HPML - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	FHPML - Compliant	D	D
200781326	2017SPL113941	NC	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781328	2017SPL114327	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781329	2017SPL114778	IA	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200781333	2017SPL113632	MD	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/2/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	TR Indeterminable	D	D
200781334	2017SPL113976	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.49725% or Final Disclosure APR of 9.52000% is in excess of allowable threshold of APOR 3.38% + 1.5%, or 4.88000%. Compliant Higher Priced Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
																[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200781335	2017SPL114469	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	No		-	B	B
200781338	2017SPL114019	VA	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.88760% or Final Disclosure APR of 10.88000% is in excess of allowable threshold of APOR 3.39% + 1.5%, or 4.89000%. Compliant Higher Priced Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: 10/31/2011, GFE Date: 12/06/2011
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Rate lock period not provided.: GFE Date: 10/31/2011, GFE Date: 12/06/2011
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200781340	2017SPL113677	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/2/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200781347	2017SPL114576	WI	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781348	2017SPL113280	IA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200781357	2017SPL113911	FL	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	ABA in the file dated as of the application date was signed by the borrower at close				Yes	No	No	No		-	B	B
200781363	2017SPL113836	NY	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200781367	2017SPL114401	NC	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781370	2017SPL115064	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.73212% or Final Disclosure APR of 11.78000% is in excess of allowable threshold of APOR 4.28% + 1.5%, or 5.78000%. Compliant Higher Priced Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Rate lock period not provided.: GFE Date: 10/18/2010
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
																[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200781372	2017SPL113641	TN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	Missing Final Application.	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.13454% or Final Disclosure APR of 11.13000% is in excess of allowable threshold of APOR 4.37% + 1.5%, or 5.87000%. Compliant Higher Priced Loan.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200781380	2017SPL113596	FL	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200781385	2017SPL114359	OK	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.82990% or Final Disclosure APR of 10.90000% is in excess of allowable threshold of APOR 3.33% + 1.5%, or 4.83000%. Compliant Higher Priced Loan.
[3] State Compliance - Oklahoma HPML Threshold Test: Oklahoma Higher-Priced Mortgage Loan: APR on subject loan of 10.82990% or Final Disclosure APR of 10.90000% is in excess of allowable threshold of APOR 3.33% + 1.5%, or 4.83000%.  Compliant Higher Priced Loan.
[3] Federal Compliance - TIL-MDIA Pre-Disclosure Activity - Fees collected prior to TIL disclosure: Truth in Lending Act (Early TIL Disclosure): Fees, other than for a credit report, charged before early TIL disclosure received by borrower.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	FINAL signed GFE not provided No rate lock provided	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA HPML - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200781387	2017SPL114611	VA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200781408	2017SPL113722	NC	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/28/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Unable to determine, missing evidence of application date.				Yes	No	No	No		-	B	B
200781410	2017SPL114016	KS	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200781412	2017SPL113248	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.83850% or Final Disclosure APR of 10.87000% is in excess of allowable threshold of APOR 3.40% + 1.5%, or 4.90000%. Compliant Higher Priced Loan.
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 10.83850% or Final Disclosure APR of 10.87000% is in excess of allowable threshold of US Treasury 2.9700% + 3%, or 5.97000% and Conventional Mortgage Rate 3.9900% + 1.75%, or 5.74000%., or APOR 3.40% + 1.5%, or 4.90000%.  Compliant Rate Spread Home Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200781413	2017SPL113322	NC	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200781414	2017SPL114458	KS	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200781416	2017SPL114601	VA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200781419	2017SPL114254	WI	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.54050% or Final Disclosure APR of 11.55000% is in excess of allowable threshold of APOR 3.69% + 1.5%, or 5.19000%. Compliant Higher Priced Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
																[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Rate on HUD 11.24, rate on note 11.2404		TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200781423	2017SPL114235	MD	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	No		-	B	B
200781424	2017SPL114283	OK	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/20/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200781434	2017SPL113551	OK	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/7/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200781438	2017SPL114320	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 12.19790% or Final Disclosure APR of 12.20000% is in excess of allowable threshold of US Treasury 4.3000% + 3%, or 7.30000% and Conventional Mortgage Rate 5.8800% + 1.75%, or 7.63000%. Compliant Rate Spread Home Loan.					Yes	No	No	No		State HPML - Compliant	B	B
200781440	2017SPL114461	OK	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.65899% or Final Disclosure APR of 11.65000% is in excess of allowable threshold of APOR 4.82% + 1.5%, or 6.32000%. Compliant Higher Priced Loan.
[3] State Compliance - Oklahoma HPML Threshold Test: Oklahoma Higher-Priced Mortgage Loan: APR on subject loan of 11.65899% or Final Disclosure APR of 11.65000% is in excess of allowable threshold of APOR 4.82% + 1.5%, or 6.32000%.  Compliant Higher Priced Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200781441	2017SPL114836	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200781443	2017SPL114566	OK	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	No		-	B	B
200781445	2017SPL115057	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781447	2017SPL115094	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.23721% or Final Disclosure APR of 10.25000% is in excess of allowable threshold of APOR 3.38% + 1.5%, or 4.88000%. Compliant Higher Priced Loan.
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 10.23721% or Final Disclosure APR of 10.25000% is in excess of allowable threshold of US Treasury 3.2900% + 3%, or 6.29000% and Conventional Mortgage Rate 4.2200% + 1.75%, or 5.97000%., or APOR 3.38% + 1.5%, or 4.88000%.  Compliant Rate Spread Home Loan.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Final GFE is missing in file. Final GFE is missing in file.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200781449	2017SPL113938	GA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.					Yes	No	No	No		-	B	B
200781453	2017SPL114333	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781468	2017SPL114438	GA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/25/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200781473	2017SPL114171	IA	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.71331% or Final Disclosure APR of 10.76000% is in excess of allowable threshold of APOR 4.56% + 1.5%, or 6.06000%. Compliant Higher Priced Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200781479	2017SPL114577	MI	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200781481	2017SPL114678	NC	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200781483	2017SPL113490	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/8/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200781484	2017SPL113727	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200781489	2017SPL113277	ID	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.57109% or Final Disclosure APR of 12.57000% is in excess of allowable threshold of APOR 4.82% + 1.5%, or 6.32000%. Compliant Higher Priced Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	UTD rate lock information from GFE	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200781493	2017SPL113609	MT	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.37764% or Final Disclosure APR of 11.40000% is in excess of allowable threshold of APOR 4.55% + 1.5%, or 6.05000%. Compliant Higher Priced Loan.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200781499	2017SPL114010	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/27/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.					Yes	No	No	No	Yes	TR Indeterminable	D	D
200781505	2017SPL113996	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 12.45590% or Final Disclosure APR of 12.46000% is in excess of allowable threshold of US Treasury 4.5600% + 3%, or 7.56000% and Conventional Mortgage Rate 6.4200% + 1.75%, or 8.17000%. Compliant Rate Spread Home Loan.					Yes	No	No	No		State HPML - Compliant	B	B
200781512	2017SPL113635	GA	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/6/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		-	B	B
200781513	2017SPL114031	OR	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.					Yes	No	No	N/A		-	B	B
200781527	2017SPL115044	NC	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	TR Indeterminable	D	D
200781532	2017SPL113987	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/4/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		-	B	B
200781533	2017SPL114269	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/26/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	TR Indeterminable	D	D
200781535	2017SPL114056	NC	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200781537	2017SPL115121	LA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200781538	2017SPL113680	KS	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200781541	2017SPL113839	OR	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $142,402.43 is underdisclosed from calculated Finance Charge of $142,446.36 in the amount of $43.93.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Unable to determine reason for under disclosure due to missing TIL Itemization.	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A		TILA SOL Expired	B	B
200781545	2017SPL114091	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.13130% or Final Disclosure APR of 11.13000% is in excess of allowable threshold of APOR 3.86% + 1.5%, or 5.36000%. Compliant Higher Priced Loan.
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 11.13130% or Final Disclosure APR of 11.13000% is in excess of allowable threshold of US Treasury 3.5500% + 3%, or 6.55000% and Conventional Mortgage Rate 4.2100% + 1.75%, or 5.96000%., or APOR 3.86% + 1.5%, or 5.36000%.  Compliant Rate Spread Home Loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
																[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200781548	2017SPL114539	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.22986% or Final Disclosure APR of 12.22000% is in excess of allowable threshold of APOR 4.64% + 1.5%, or 6.14000%. Compliant Higher Priced Loan.
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 12.22986% or Final Disclosure APR of 12.22000% is in excess of allowable threshold of US Treasury 4.3200% + 3%, or 7.32000% and Conventional Mortgage Rate 4.7500% + 1.75%, or 6.50000%., or APOR 4.64% + 1.5%, or 6.14000%.  Compliant Rate Spread Home Loan.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $159,015.37 is underdisclosed from calculated Finance Charge of $159,061.94 in the amount of $46.57.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200781552	2017SPL113768	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781554	2017SPL114248	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	No	No	No		TILA SOL Expired	B	B
200781557	2017SPL114202	FL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	No		-	B	B
200781562	2017SPL114210	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781568	2017SPL115082	TN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/29/2003 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		Late Charge	C	C
200781569	2017SPL113763	KS	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.25890% or Final Disclosure APR of 9.26000% is in excess of allowable threshold of APOR 3.99% + 1.5%, or 5.49000%. Compliant Higher Priced Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200781585	2017SPL113991	NC	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.16440% or Final Disclosure APR of 12.16000% is in excess of allowable threshold of APOR 4.21% + 1.5%, or 5.71000%. Compliant Higher Priced Loan.
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 12.16440% or Final Disclosure APR of 12.16000% is in excess of allowable threshold of US Treasury 4.2600% + 3%, or 7.26000% and Conventional Mortgage Rate 4.3200% + 1.75%, or 6.07000%., or APOR 4.21% + 1.5%, or 5.71000%.  Compliant Rate Spread Home Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200781590	2017SPL113443	CO	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $151,318.74 is underdisclosed from calculated Finance Charge of $151,396.21 in the amount of $77.47.
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/14/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200781596	2017SPL114758	NY	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/10/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		-	B	B
200781598	2017SPL115079	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200781601	2017SPL114186	MS	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200781605	2017SPL114783	MO	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.89210% or Final Disclosure APR of 11.89000% is in excess of allowable threshold of APOR 4.24% + 1.5%, or 5.74000%. Compliant Higher Priced Loan.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A	Tested	FHPML - Compliant	B	B
200781608	2017SPL113807	NC	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781612	2017SPL114455	WA	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200781624	2017SPL114497	OR	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200781625	2017SPL113258	AL	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200781627	2017SPL114612	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781630	2017SPL115117	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781631	2017SPL113601	AZ	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.86924% or Final Disclosure APR of 10.90000% is in excess of allowable threshold of APOR 3.42% + 1.5%, or 4.92000%. Compliant Higher Priced Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200781640	2017SPL113174	PA	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200781642	2017SPL114918	GA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200781644	2017SPL114594	FL	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.89260% or Final Disclosure APR of 11.89000% is in excess of allowable threshold of APOR 4.48% + 1.5%, or 5.98000%. Compliant Higher Priced Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
																[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200781647	2017SPL114689	GA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.68423% or Final Disclosure APR of 11.68000% is in excess of allowable threshold of APOR 3.92% + 1.5%, or 5.42000%. Compliant Higher Priced Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
																[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200781648	2017SPL114727	MO	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/21/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200781651	2017SPL113622	MS	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200781654	2017SPL113479	MI	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application. [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.					Yes	No	No	N/A		-	B	B
200781657	2017SPL113584	GA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.88501% or Final Disclosure APR of 11.90000% is in excess of allowable threshold of APOR 3.88% + 1.5%, or 5.38000%. Compliant Higher Priced Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200781661	2017SPL114189	PA	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200781664	2017SPL113821	LA	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.00145% or Final Disclosure APR of 11.02000% is in excess of allowable threshold of APOR 4.17% + 1.5%, or 5.67000%. Compliant Higher Priced Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Maximum prepayment penalty on GFE Inaccurate: RESPA (2010): Maximum prepayment penalty on GFE does not match actual maximum prepayment penalty.
																[2] Federal Compliance - RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200781670	2017SPL113257	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/16/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200781673	2017SPL115017	LA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200781674	2017SPL114296	HI	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. Title Co. Closing Statement used for any applicable Federal, State or Local compliance testing.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided					Yes	N/A	N/A	N/A	No	TNR Testing Not Required	D	D
200781681	2017SPL114543	FL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200781689	2017SPL114399	NY	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200781690	2017SPL113854	TN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781693	2017SPL113440	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/25/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		-	B	B
200781698	2017SPL115076	PA	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.97324% or Final Disclosure APR of 10.01000% is in excess of allowable threshold of APOR 3.48% + 1.5%, or 4.98000%. Compliant Higher Priced Loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
																[2] Federal Compliance - RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200781702	2017SPL113781	CA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
																[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	TR Indeterminable	D	D
200781708	2017SPL114544	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 12.19790% or Final Disclosure APR of 12.20000% is in excess of allowable threshold of US Treasury 4.3000% + 3%, or 7.30000% and Conventional Mortgage Rate 6.2400% + 1.75%, or 7.99000%. Compliant Rate Spread Home Loan.					Yes	No	No	No		State HPML - Compliant	B	B
200781712	2017SPL113754	NC	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200781724	2017SPL113245	AZ	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.00004% or Final Disclosure APR of 10.00000% is in excess of allowable threshold of APOR 4.01% + 1.5%, or 5.51000%. Compliant Higher Priced Loan.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/24/2010 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Maximum prepayment penalty on GFE Inaccurate: RESPA (2010): Maximum prepayment penalty on GFE does not match actual maximum prepayment penalty.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
																[2] Federal Compliance - RESPA (2010) - Maximum prepayment penalty on HUD-1 Inaccurate: RESPA (2010): Maximum prepayment penalty on HUD-1 does not match actual maximum prepayment penalty.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200781725	2017SPL113841	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781726	2017SPL113986	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200781730	2017SPL114415	PA	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200781732	2017SPL114275	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200781734	2017SPL114992	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 12.12740% or Final Disclosure APR of 12.13000% is in excess of allowable threshold of US Treasury 4.5200% + 3%, or 7.52000% and Conventional Mortgage Rate 6.5200% + 1.75%, or 8.27000%. Compliant Rate Spread Home Loan.					Yes	No	No	No		State HPML - Compliant	B	B
200781736	2017SPL114745	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	N/A		-	B	B
200781743	2017SPL113570	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/11/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200781745	2017SPL114292	GA	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/20/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200781755	2017SPL113272	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/11/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200781761	2017SPL114724	NC	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200781774	2017SPL114564	LA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/27/2008 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200781776	2017SPL114115	NC	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200781781	2017SPL114253	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Miscellaneous Compliance - Initial TIL not provided [2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.					Yes	No	No	N/A		-	B	B
200781783	2017SPL115162	NE	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/20/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200781786	2017SPL114443	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781787	2017SPL113721	TN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200781789	2017SPL113222	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003 [3] Closing / Title - Title: Evidence of title is missing	1	3	[3] Closing / Title - Note Error: Note grace period days less than minimum per state
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Tennessee required at minimum of 10 days grace period. Note reported a Grace period of 5 days				Yes	No	No	N/A		Late Charge	C	C
200781791	2017SPL114853	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781798	2017SPL113302	MO	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200781808	2017SPL114008	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.55920% or Final Disclosure APR of 12.56000% is in excess of allowable threshold of APOR 4.87% + 1.5%, or 6.37000%. Compliant Higher Priced Loan.
[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information.	Grace period not allowed per state (TN) - min grace period for TN is 10 days - note states 5 days.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	C	C
200781810	2017SPL114862	MD	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		Late Charge	C	C
200781811	2017SPL114054	UT	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.02818% or Final Disclosure APR of 11.01000% is in excess of allowable threshold of APOR 4.20% + 1.5%, or 5.70000%. Compliant Higher Priced Loan.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $220,565.11 is underdisclosed from calculated Finance Charge of $220,695.60 in the amount of $130.49.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Maximum prepayment penalty on GFE Inaccurate: RESPA (2010): Maximum prepayment penalty on GFE does not match actual maximum prepayment penalty.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.
[2] Federal Compliance - RESPA (2010) -  Maximum prepayment penalty on HUD-1 Inaccurate: RESPA (2010): Maximum prepayment penalty on HUD-1 does not match actual maximum prepayment penalty.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.	NMLS number does not show as licensed in subject property state of Utah.	Liability appears to be limited to originators/licensees.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200781817	2017SPL114239	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 12.02410% or Final Disclosure APR of 12.02000% is in excess of allowable threshold of US Treasury 4.1200% + 3%, or 7.12000% and Conventional Mortgage Rate 6.0400% + 1.75%, or 7.79000%. Compliant Rate Spread Home Loan.					Yes	No	No	No		State HPML - Compliant	B	B
200781818	2017SPL113196	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200781824	2017SPL113992	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781825	2017SPL114447	NE	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200781829	2017SPL115022	NC	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.87097% or Final Disclosure APR of 11.87000% is in excess of allowable threshold of APOR 4.41% + 1.5%, or 5.91000%. Compliant Higher Priced Loan.
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 11.87097% or Final Disclosure APR of 11.87000% is in excess of allowable threshold of US Treasury 3.9700% + 3%, or 6.97000% and Conventional Mortgage Rate 4.5400% + 1.75%, or 6.29000%., or APOR 4.41% + 1.5%, or 5.91000%.  Compliant Rate Spread Home Loan.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: 08/13/2010
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.	The final HUD-1 in file reflects the rate as 11.74%. The Note reflects the rate as 11.7384%. The variance is due to rounding.
The final GFE in file reflects the payment as $492.93.  The payment amount per the Note is $483.26  The payment reduced, re-disclosure is not required.  Finding is not material.
The final GFE in file reflects the loan amount as $48,876.37.  The actual loan amount per the Note is $47,917.70.  The loan amount reduced, re-disclosure is not required.  Finding is not material.
																	The final GFE dated 9/17/10 reflects the rate as 11.74%. The Note reflects 11.7384%. Variance is due to rounding.		TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200781830	2017SPL114065	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781836	2017SPL113279	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $146,128.91 is underdisclosed from calculated Finance Charge of $146,208.45 in the amount of $79.54.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Appears lender did not include prepaid interest in finance charge calculations		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200781845	2017SPL113802	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200781846	2017SPL113442	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200781853	2017SPL114155	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/29/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200781870	2017SPL113386	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 7.75000% is underdisclosed from calculated APR of 7.97130% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $84,587.30 is underdisclosed from calculated Finance Charge of $87,603.06 in the amount of $3,015.76.	It appears the Lender used and index outside of the lookback period It appears the Lender used index of 4.75% from 09/22/2004, index changed to 5% on 11/10/2004 prior to loan documents being prepared	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200781871	2017SPL114112	FL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200781874	2017SPL114006	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Missing borrower. Co-borrower disclosure at page 99.				Yes	No	No	N/A		-	B	B
200781882	2017SPL113737	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 12.15510% or Final Disclosure APR of 12.15000% is in excess of allowable threshold of US Treasury 4.2500% + 3%, or 7.25000% and Conventional Mortgage Rate 6.2000% + 1.75%, or 7.95000%. Compliant Rate Spread Home Loan.					Yes	No	No	No		State HPML - Compliant	B	B
200781883	2017SPL114314	PA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.24970% or Final Disclosure APR of 9.25000% is in excess of allowable threshold of APOR 3.92% + 1.5%, or 5.42000%. Compliant Higher Priced Loan.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA HPML - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200781887	2017SPL114052	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781891	2017SPL114859	FL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781901	2017SPL113289	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Miscellaneous Compliance - Initial TIL not provided [2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.					Yes	No	No	N/A		-	B	B
200781902	2017SPL113815	KS	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/18/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200781909	2017SPL114321	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	No		-	B	B
200781913	2017SPL113339	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/17/1999 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	N/A		-	B	B
200781921	2017SPL113447	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781922	2017SPL114958	VA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/26/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200781923	2017SPL114741	IA	Primary	Refinance Rate/Term	2	1	1	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/30/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200781924	2017SPL114986	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/25/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	N/A		-	B	B
200781928	2017SPL114429	WI	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200781930	2017SPL113448	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200781940	2017SPL113925	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 11.99090% or Final Disclosure APR of 11.99000% is in excess of allowable threshold of US Treasury 4.0900% + 3%, or 7.09000% and Conventional Mortgage Rate 5.5900% + 1.75%, or 7.34000%. Compliant Rate Spread Home Loan.
																[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.					Yes	No	No	No		State HPML - Compliant	B	B
200781943	2017SPL113404	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200781944	2017SPL113816	NC	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $58,007.24 is underdisclosed from calculated Finance Charge of $58,432.62 in the amount of $425.38.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Attorney fees not disclosed as prepaid finance charge on Itemization in file	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A		TILA SOL Expired	B	B
200781951	2017SPL114498	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/4/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	N/A		-	B	B
200781963	2017SPL115132	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200781971	2017SPL115167	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200781972	2017SPL114002	FL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200781979	2017SPL113511	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/2/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200781982	2017SPL113392	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.					Yes	No	No	N/A		-	B	B
200781984	2017SPL114133	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/26/2011 which is 1 month(s) prior to consummation.  A 4 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	TR Indeterminable	D	D
200781989	2017SPL113945	MD	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200781990	2017SPL114463	DE	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.26701% or Final Disclosure APR of 11.25000% is in excess of allowable threshold of APOR 4.53% + 1.5%, or 6.03000%. Compliant Higher Priced Loan.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $329,332.35 is underdisclosed from calculated Finance Charge of $329,462.85 in the amount of $130.50.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: 12/03/2010
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Maximum prepayment penalty on GFE Inaccurate: RESPA (2010): Maximum prepayment penalty on GFE does not match actual maximum prepayment penalty.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Maximum prepayment penalty on HUD-1 Inaccurate: RESPA (2010): Maximum prepayment penalty on HUD-1 does not match actual maximum prepayment penalty.
[2] Federal Compliance - RESPA (2010) - Initial Escrow Account Statement Missing: RESPA (2010): Initial escrow account statement was not provided to the borrower.	Per GFE in file interest rate lock is N/A	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200781992	2017SPL114691	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.					Yes	No	No	N/A		-	B	B
200781997	2017SPL113417	FL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200781999	2017SPL114686	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200782012	2017SPL114553	SD	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided					Yes	No	No	N/A		-	B	B
200782014	2017SPL114789	AZ	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.90849% or Final Disclosure APR of 11.90000% is in excess of allowable threshold of APOR 3.77% + 1.5%, or 5.27000%. Compliant Higher Priced Loan.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/23/2011 which is 1 month(s) prior to consummation.  A 5 month lookback was used to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	There is no indication the Rate was Locked.	TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200782018	2017SPL113486	AL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.27980% or Final Disclosure APR of 12.26000% is in excess of allowable threshold of APOR 4.77% + 1.5%, or 6.27000%. Compliant Higher Priced Loan.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Missing signature page 2.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA HPML - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Tested	FHPML - Compliant	B	B
200782019	2017SPL113704	MS	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state					Yes	No	No	N/A		Late Charge	C	C
200782020	2017SPL114395	MD	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																[3] Closing / Title - Note Error: Note grace period days less than minimum per state	Grace period not allowed per state (MD) – min grace period for MD is 15 days - note states 10		TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	No	No	N/A		Late Charge	C	C
200782023	2017SPL114421	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200782025	2017SPL114526	MD	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200782027	2017SPL114207	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200782030	2017SPL115049	MI	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200782032	2017SPL113669	NC	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200782033	2017SPL113532	CO	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200782035	2017SPL114996	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.03060% or Final Disclosure APR of 12.03000% is in excess of allowable threshold of APOR 4.14% + 1.5%, or 5.64000%. Compliant Higher Priced Loan.
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 12.03060% or Final Disclosure APR of 12.03000% is in excess of allowable threshold of US Treasury 4.1300% + 3%, or 7.13000% and Conventional Mortgage Rate 4.7200% + 1.75%, or 6.47000%., or APOR 4.14% + 1.5%, or 5.64000%.  Compliant Rate Spread Home Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
																[2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200782040	2017SPL113238	KS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200782042	2017SPL113955	NC	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/28/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200782043	2017SPL114638	PA	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200782047	2017SPL113346	CO	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.					Yes	No	No	No		-	B	B
200782049	2017SPL114665	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/20/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200782056	2017SPL113844	NY	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	Per NY restrictions: If a loan amount exceeds 6%, the unpaid balance of the loan may be prepaid at any time, in whole or in part.				Yes	No	No	No		-	B	B
200782059	2017SPL115189	NJ	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Yes	No	No	N/A		TILA SOL Expired	B	B
200782063	2017SPL114029	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200782069	2017SPL113167	IN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.					Yes	No	No	No		-	B	B
200782070	2017SPL114156	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Miscellaneous Compliance - Initial TIL not provided [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Unable to determine if borrower’s ability to repay has been verified due to missing information. [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.					Yes	No	No	No		-	B	B
200782074	2017SPL114922	KY	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.					Yes	No	No	No		-	B	B
200782075	2017SPL113525	NM	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200782084	2017SPL115032	NM	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/19/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		-	B	B
200782086	2017SPL114285	NM	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.					Yes	No	No	No		-	B	B
200782094	2017SPL114217	IL	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	No		-	B	B
200782096	2017SPL113688	OH	Primary	Refinance Rate/Term		2	1				1				2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge for Ohio loan is 1% - note states 3%, 2%, 1%.				Yes	No	No	N/A		-	B	B
200782100	2017SPL113893	ME	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.28043% or Final Disclosure APR of 11.27000% is in excess of allowable threshold of APOR 4.04% + 1.5%, or 5.54000%. Compliant Higher Priced Loan.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $173,743.96 is underdisclosed from calculated Finance Charge of $173,842.43 in the amount of $98.47.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - Maine Higher-Priced Threshold Test: Maine Higher-Priced Mortgage Loan: APR on subject loan of 11.28043% or Final Disclosure APR of 11.27000% is in excess of allowable threshold of APOR 4.04% + 1.5%, or 5.54000, or subject loan is a high-cost mortgage loan, contains negative amortization, or has an interest-only feature.  Compliant Higher Priced Loan.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Liability appears to be limited to originators/licensees.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200782103	2017SPL114173	KY	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200782104	2017SPL114509	KY	Primary	Refinance Cash-out - Other	2	1	1	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/28/2004 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200782109	2017SPL113583	KY	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
																[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	No	No	N/A		TILA SOL Expired	B	B
200782117	2017SPL114615	IN	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200782118	2017SPL113563	KY	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200782120	2017SPL115208	IN	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200782124	2017SPL114047	IN	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200782125	2017SPL113292	OH	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.					Yes	No	No	No		-	B	B
200782127	2017SPL113455	SC	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	N/A		-	B	B
200782128	2017SPL113627	SC	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $143,116.75 is underdisclosed from calculated Finance Charge of $143,266.61 in the amount of $149.86.
																[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Per TIL itemization, Attorney Fee of $150 was not included in finance charge by lender.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200782138	2017SPL114090	KY	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200782139	2017SPL114514	IN	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200782144	2017SPL114682	KY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200782151	2017SPL113481	IL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.					Yes	No	No	No		-	B	B
200782163	2017SPL114535	IN	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200782172	2017SPL113312	IL	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.44447% or Final Disclosure APR of 9.45000% is in excess of allowable threshold of APOR 3.69% + 1.5%, or 5.19000%. Compliant Higher Priced Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
																[2] Federal Compliance - RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200782181	2017SPL114294	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200782183	2017SPL114117	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/17/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure at the time of closing.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Unable to determine if borrower’s ability to repay has been verified due to missing information.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200782188	2017SPL113943	SC	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,442.77 is underdisclosed from calculated Finance Charge of $71,714.07 in the amount of $271.30.
[2] State Compliance - South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File): South Carolina Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	It appears the lender did not include the attorney fee of $250 in finance charges.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200782191	2017SPL113753	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 11.27000% is underdisclosed from calculated APR of 11.40580% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $45,993.92 is underdisclosed from calculated Finance Charge of $46,312.28 in the amount of $318.36.
[2] State Compliance - South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File): South Carolina Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	TIL Itemization did not disclose an attorney fee of $300 as prepaid finance charge.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200782192	2017SPL113692	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	Prepayment penalty of 36 months 3-2-1% of origin principal exceeds the Ohio limit of 60 months and 1% of original principal.				Yes	No	No	No		-	B	B
200782193	2017SPL114930	KY	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200782195	2017SPL113732	IN	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3	[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No		TILA SOL Expired	B	B
200782199	2017SPL115107	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200782200	2017SPL114875	SC	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.35570% or Final Disclosure APR of 12.41000% is in excess of allowable threshold of APOR 4.77% + 1.5%, or 6.27000%. Compliant Higher Priced Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
																[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200782204	2017SPL113743	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.38033% or Final Disclosure APR of 12.38000% is in excess of allowable threshold of APOR 4.48% + 1.5%, or 5.98000%. Compliant Higher Priced Loan.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
																[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200782207	2017SPL114711	NM	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200782209	2017SPL114213	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200782212	2017SPL114866	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.05542% or Final Disclosure APR of 12.11000% is in excess of allowable threshold of APOR 4.28% + 1.5%, or 5.78000%. Compliant Higher Priced Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Unable to determine if borrower’s ability to repay has been verified due to missing information.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200782213	2017SPL113902	NM	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/16/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		-	B	B
200782217	2017SPL113303	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s). [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.					Yes	No	No	No		-	B	B
200782238	2017SPL113800	OH	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
																[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	No	No	No		TILA SOL Expired	B	B
200782241	2017SPL113931	KY	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.19810% or Final Disclosure APR of 11.19000% is in excess of allowable threshold of APOR 3.38% + 1.5%, or 4.88000%. Compliant Higher Priced Loan.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
																[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200782244	2017SPL114196	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $35,734.75 is underdisclosed from calculated Finance Charge of $35,934.91 in the amount of $200.16.
[2] State Compliance - South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File): South Carolina Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	It appears the lender did not disclose the attorney fee of $200 in the finance charges.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200782247	2017SPL114563	NM	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200782254	2017SPL114920	KY	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200782268	2017SPL113548	NM	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200782269	2017SPL113845	IN	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200782272	2017SPL115158	SC	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	No	No	N/A		TILA SOL Expired	B	B
200782274	2017SPL113790	IL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200782277	2017SPL114773	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200782279	2017SPL113316	IL	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/8/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200782281	2017SPL113869	IL	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.87743% or Final Disclosure APR of 9.88000% is in excess of allowable threshold of APOR 4.89% + 1.5%, or 6.39000%. Compliant Higher Priced Loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
																[2] Federal Compliance - RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200782286	2017SPL113310	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/5/1996 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	N/A		-	B	B
200782288	2017SPL114134	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
																[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	No	No	No		TILA SOL Expired	B	B
200782290	2017SPL114419	OH	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/12/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure at the time of closing.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No		TILA SOL Expired	B	B
200782294	2017SPL115036	KY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200782295	2017SPL114904	OH	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Unable to determine if borrower’s ability to repay has been verified due to missing information. [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.					Yes	No	No	No		-	B	B
200782296	2017SPL115084	SC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $168,591.23 is underdisclosed from calculated Finance Charge of $168,766.44 in the amount of $175.21.
[2] State Compliance - South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File): South Carolina Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Per itemization, the attorney fee in the amount of $250.00 was not included in the prepaid finance charges and there is not an invoice to verify breakdown of charges.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200782297	2017SPL114130	OH	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200782306	2017SPL114585	SC	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200782309	2017SPL113306	OH	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.46163% or Final Disclosure APR of 11.46000% is in excess of allowable threshold of APOR 3.92% + 1.5%, or 5.42000%. Compliant Higher Priced Loan.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200782312	2017SPL114322	IL	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200782317	2017SPL114263	NJ	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No		TILA SOL Expired	B	B
200782320	2017SPL113887	SC	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200782323	2017SPL114825	OH	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200782460	2017SPL113458	CO	Primary	Refinance Cash-out - Other		2	1				1				2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.					Yes	No	No	No		-	B	B
200782469	2017SPL113914	NY	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200782473	2017SPL113608	CA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200782481	2017SPL114439	VA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200782483	2017SPL113482	OR	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200782496	2017SPL114499	CA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200782501	2017SPL113466	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/27/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	N/A		-	B	B
200782504	2017SPL113427	VA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200782514	2017SPL114032	HI	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/4/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	N/A		-	B	B
200782516	2017SPL113767	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Miscellaneous Compliance - Initial TIL not provided [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Yes	No	No	No		-	B	B
200782519	2017SPL114250	WY	Primary	Refinance Cash-out - Debt Consolidation	2	1	1	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/28/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																[2] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided	Notary Date on mortgage actually reads as 1 year after the mortgage loan closed. Loan closed X. Notary date states X. As the Notary date is clearly an error by the Notary, given that the mortgage was recorded on X, notary commission expires 9/29/2008, testing was done based on the actual loan date of X.				Yes	No	No	N/A		-	B	B
200782520	2017SPL114914	FL	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200782522	2017SPL114493	MD	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided Timely): Maryland Mortgage Lending Regulations: Disclosure on responsibility for payment of taxes and insurance not provided to borrower within ten (10) business days of application or three (3) business days prior to closing. [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.					Yes	No	No	No		-	B	B
200782528	2017SPL114278	CA	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200782531	2017SPL114221	CO	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200782542	2017SPL114364	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200782544	2017SPL113560	WA	Primary	Refinance Cash-out - Debt Consolidation	2	1	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.					Yes	No	No	N/A		-	B	B
200782548	2017SPL114942	WA	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200782550	2017SPL114831	PA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200782556	2017SPL114597	WA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200782561	2017SPL113969	WI	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
																[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	No	No	N/A		TILA SOL Expired	B	B
200782565	2017SPL115002	NM	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200782573	2017SPL113899	VA	Primary	Refinance Rate/Term		1	1				1				1						Yes	No	No	N/A		-	A	A
200782579	2017SPL114183	WA	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	N/A		-	B	B
200782587	2017SPL114895	VA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200782589	2017SPL114969	IL	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.16928% or Final Disclosure APR of 10.17000% is in excess of allowable threshold of APOR 4.98% + 1.5%, or 6.48000%. Compliant Higher Priced Loan.
																[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200782595	2017SPL114120	MD	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200782596	2017SPL114980	TN	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.					Yes	No	No	No		-	B	B
200782599	2017SPL113984	NC	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.62480% or Final Disclosure APR of 12.62000% is in excess of allowable threshold of APOR 4.84% + 1.5%, or 6.34000%. Compliant Higher Priced Loan.
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 12.62480% or Final Disclosure APR of 12.62000% is in excess of allowable threshold of US Treasury 4.7200% + 3%, or 7.72000% and Conventional Mortgage Rate 4.9300% + 1.75%, or 6.68000%., or APOR 4.84% + 1.5%, or 6.34000%.  Compliant Rate Spread Home Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
																[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200782601	2017SPL113406	VA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200782602	2017SPL113183	VA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200782610	2017SPL113382	HI	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/15/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200782614	2017SPL114764	WA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200782626	2017SPL113420	OR	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	N/A		-	B	B
200782633	2017SPL113173	OH	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Unable to determine if borrower’s ability to repay has been verified due to missing information.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200782639	2017SPL114417	WA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200782640	2017SPL113250	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200782648	2017SPL114472	PA	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200783433	2017SPL115016	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $48,708.59 is underdisclosed from calculated Finance Charge of $48,912.53 in the amount of $203.94.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/): Notice of Extension of Credit Disclosure provided at least 12 days prior to closing with no evidence of receipt in file): Texas Constitution Section 50(a)(6): Notice of Extension of Credit Disclosure provided at least 12 days prior to closing with no evidence of receipt in file.	Itemization of amount financed did not disclose an attorney fee of $200 as prepaid finance charge.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

																			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200905893	2017SPL115833	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $24,405.46 is underdisclosed from calculated Finance Charge of $24,480.57 in the amount of $75.11.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200906265	2017SPL115946	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $46,839.74 is underdisclosed from calculated Finance Charge of $46,917.15 in the amount of $77.41.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/21/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): (TX50(a)(6)) Texas Cash-out Loan Violation (File does not contain an Appraisal or other acceptable evaluation to confirm the Value on the Acknowledgement of Fair Market Value and to verify the CLTV does not exceed 80% maximum.  Test performed using stated value or other valuation method in file other than appraisal.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Missing final title TIL itemization did not disclose an attorney fee of $75 as a prepaid finance charge.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200906360	2017SPL116533	TN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.99908% or Final Disclosure APR of 9.00000% is in excess of allowable threshold of APOR 4.17% + 1.5%, or 5.67000%. Compliant Higher Priced Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200906416	2017SPL115906	GA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/12/2003 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.					Yes	No	No	No		State - NC	C	C
200906436	2017SPL116732	KS	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Miscellaneous Compliance - Initial TIL not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A		TILA SOL Expired	B	B
200906437	2017SPL116411	WV	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200906446	2017SPL115426	MO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200906473	2017SPL115243	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200906483	2017SPL115359	MO	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200906503	2017SPL116073	WV	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	N/A		-	B	B
200906531	2017SPL116418	TN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200906558	2017SPL116116	MN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] State Compliance - Minnesota Subprime Threshold Test Fixed Loan: Minnesota Subprime Loan: APR on subject loan of 12.46090% or Final Disclosure APR of 12.46000% is in excess of allowable threshold of USTreasury 4.5600% + 3%, or 7.56000%. Compliant Subprime Loan.					Yes	No	No	N/A		State HPML - Compliant	B	B
200906579	2017SPL115861	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.					Yes	No	No	No		-	B	B
200906595	2017SPL115436	VA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200906607	2017SPL116205	HI	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $36,821.20 is underdisclosed from calculated Finance Charge of $37,009.71 in the amount of $188.51.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Finance charges under disclosed due to Attorney fees of $187.29 being omitted from the Itemization of Amount Financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200906614	2017SPL116188	GA	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200906621	2017SPL115526	GA	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Yes	No	No	No		-	B	B
200906629	2017SPL116321	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/8/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	N/A		-	B	B
200906653	2017SPL116165	WY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200906684	2017SPL116197	WV	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.					Yes	No	No	N/A		-	B	B
200906695	2017SPL116752	TX	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/14/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): (TX50(a)(6)) Texas Cash-out Loan Violation (File does not contain an Appraisal or other acceptable evaluation to confirm the Value on the Acknowledgement of Fair Market Value and to verify the CLTV does not exceed 80% maximum.  Test performed using stated value or other valuation method in file other than appraisal.)
																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.			Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation. This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)		Yes	No	No	No		-	B	B
200906696	2017SPL115900	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/23/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		-	B	B
200906699	2017SPL115972	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/16/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		-	B	B
200906714	2017SPL115923	WV	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200906718	2017SPL115492	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200906722	2017SPL115227	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/9/2004 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200906772	2017SPL116090	AL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.38216% or Final Disclosure APR of 12.38000% is in excess of allowable threshold of APOR 4.42% + 1.5%, or 5.92000%. Compliant Higher Priced Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200906786	2017SPL116350	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200906788	2017SPL115611	FL	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/23/2003 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200906825	2017SPL116779	NC	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/12/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		-	B	B
200906827	2017SPL116451	TN	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.52685% or Final Disclosure APR of 12.53000% is in excess of allowable threshold of APOR 4.90% + 1.5%, or 6.40000%. Compliant Higher Priced Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200906832	2017SPL115989	MA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200906865	2017SPL116529	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Closing / Title - Note Error: Interest rate is blank.	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.62444% or Final Disclosure APR of 11.63000% is in excess of allowable threshold of APOR 4.18% + 1.5%, or 5.68000%. Compliant Higher Priced Loan.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200906866	2017SPL116097	WI	Primary	Refinance Rate/Term		1	1				1				1						Yes	No	No	N/A		-	A	A
200906888	2017SPL116608	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003 [3] Closing / Title - Title: Evidence of title is missing	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.25100% or Final Disclosure APR of 9.25000% is in excess of allowable threshold of APOR 3.74% + 1.5%, or 5.24000%. Compliant Higher Priced Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Unable to test Loan Originator Organization match due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test Loan Originator Organization status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.	Liability appears to be limited to originators/licensees.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200906929	2017SPL115671	SC	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200906943	2017SPL116131	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	No		-	B	B
200906962	2017SPL116822	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/5/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		-	B	B
200906971	2017SPL115268	GA	Primary	Refinance Rate/Term		1	1				1				1						Yes	No	No	No		-	A	A
200906974	2017SPL115495	FL	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200906976	2017SPL115625	AZ	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200906985	2017SPL115629	AL	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200907015	2017SPL116800	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/18/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Unable to determine if borrower’s ability to repay has been verified due to missing information.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200907034	2017SPL116788	NC	Primary	Refinance Cash-out - Other	2	1	1	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/21/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200907049	2017SPL115221	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/17/2004 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200907092	2017SPL116101	SD	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200907100	2017SPL116272	WV	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	No	No	N/A		TILA SOL Expired	B	B
200907129	2017SPL116035	OH	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.					Yes	No	No	No		-	B	B
200907142	2017SPL116622	AZ	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.17141% or Final Disclosure APR of 12.18000% is in excess of allowable threshold of APOR 4.15% + 1.5%, or 5.65000%. Compliant Higher Priced Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
																[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200907156	2017SPL115479	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/5/2004 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200907167	2017SPL115306	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/16/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	N/A		-	B	B
200907175	2017SPL115443	ND	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200907181	2017SPL116713	PA	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/15/2002 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.					Yes	No	No	N/A		-	B	B
200907182	2017SPL116896	VA	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $126,253.47 is underdisclosed from calculated Finance Charge of $126,320.80 in the amount of $67.33.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/30/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided	Initial application date on final application is obscured by a hole punch.
																	Note/TIL APR is 10.75%. Interest rate on note of 10.39% results in actual calculated APR of 10.7521% and finance charge under disclosure in excess of tolerance.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200907191	2017SPL115452	AL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200907194	2017SPL116601	WI	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.82525% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of APOR 4.57% + 1.5%, or 6.07000%. Compliant Higher Priced Loan.
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/29/2011 which is 1 month(s) prior to consummation.  A 6 month lookback was used to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA HPML - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	FHPML - Compliant	D	D
200907199	2017SPL115217	FL	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.20673% or Final Disclosure APR of 11.27000% is in excess of allowable threshold of APOR 4.42% + 1.5%, or 5.92000%. Compliant Higher Priced Loan.
[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is blank.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/9/2010 which is 1 month(s) prior to consummation.  A 4 month lookback was used to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) - Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No	Tested	FHPML - Compliant	C	C
200907205	2017SPL116254	HI	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200907213	2017SPL115462	OH	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Ability to repay not verified. [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.					Yes	No	No	No		-	B	B
200907218	2017SPL115899	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200907220	2017SPL115298	MS	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200907225	2017SPL116559	IL	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.56060% or Final Disclosure APR of 10.56000% is in excess of allowable threshold of APOR 4.84% + 1.5%, or 6.34000%. Compliant Higher Priced Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200907229	2017SPL115326	WV	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.					Yes	No	No	N/A		-	B	B
200907238	2017SPL116004	NE	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	No	No	N/A		TILA SOL Expired	B	B
200907239	2017SPL116518	TN	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.48895% or Final Disclosure APR of 11.52000% is in excess of allowable threshold of APOR 3.69% + 1.5%, or 5.19000%. Compliant Higher Priced Loan.
[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) - Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.	The final GFE reflects 10% tolerance fees as $137.32. The actual 10% tolerance fees are $713.76. No evidence of $576.44 restitution.
The 5 day grace period reflected on the Note does not meet the minimum required 10 days in Tennessee.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	C	C
200907254	2017SPL115902	MO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200907257	2017SPL115790	TN	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003 [3] Closing / Title - Title: Evidence of title is missing	1	3	[3] Federal Compliance - (Missing Data) Missing Construction Status Data: Construction Status for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/4/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.	Minimum 10 days required for state of TN.		TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	TR Indeterminable	D	D
200907262	2017SPL116007	MO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/18/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200907266	2017SPL116204	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.					Yes	No	No	N/A		-	B	B
200907280	2017SPL115521	FL	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $102,691.95 is underdisclosed from calculated Finance Charge of $102,729.65 in the amount of $37.70.	TIL itemization did not include Tax service fee of $25 as a prepaid finance charge.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200907289	2017SPL115419	NH	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Yes	No	No	N/A		TILA SOL Expired	B	B
200907303	2017SPL115814	AZ	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200907304	2017SPL115416	MN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] State Compliance - Minnesota Subprime Threshold Test Fixed Loan: Minnesota Subprime Loan: APR on subject loan of 7.98330% or Final Disclosure APR of 8.00000% is in excess of allowable threshold of USTreasury 4.5800% + 3%, or 7.58000%. Compliant Subprime Loan.
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/18/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Borrower’s ability to repay was not verified.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
																[2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	State HPML - Compliant	D	D
200907307	2017SPL115912	SC	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided					Yes	No	No	No		-	B	B
200907313	2017SPL115780	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200907316	2017SPL115681	HI	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200907327	2017SPL116343	OK	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200907333	2017SPL116155	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $90,612.78 is underdisclosed from calculated Finance Charge of $90,654.11 in the amount of $41.33.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200907337	2017SPL116404	NC	Primary	Refinance Cash-out - Other		3	1				1				3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 11.53410% or Final Disclosure APR of 11.55000% is in excess of allowable threshold of US Treasury 4.1400% + 3%, or 7.14000% and Conventional Mortgage Rate 5.9400% + 1.75%, or 7.69000%. Compliant Rate Spread Home Loan.					Yes	No	No	No		State HPML - Compliant	B	B
200907346	2017SPL115457	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200907360	2017SPL116290	SD	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200907362	2017SPL116569	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.33779% or Final Disclosure APR of 12.38000% is in excess of allowable threshold of APOR 4.67% + 1.5%, or 6.17000%. Compliant Higher Priced Loan.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
																[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200907366	2017SPL115575	MA	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.					Yes	No	No	No		-	B	B
200907370	2017SPL115632	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200907377	2017SPL115809	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/28/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		-	B	B
200907382	2017SPL116365	MO	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200907384	2017SPL116491	WA	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.72460% or Final Disclosure APR of 10.75000% is in excess of allowable threshold of APOR 4.26% + 1.5%, or 5.76000%. Compliant Higher Priced Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
																[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200907393	2017SPL115293	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $65,270.42 is underdisclosed from calculated Finance Charge of $65,465.27 in the amount of $194.85.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Unable to determine under disclosure due to missing itemization of amount financed.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200907394	2017SPL116816	OK	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/16/2004 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200907408	2017SPL116148	GA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003 [3] Closing / Title - Title: Evidence of title is missing	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/1/2000 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200907428	2017SPL115577	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200907434	2017SPL115220	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/14/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	N/A		-	B	B
200907435	2017SPL116392	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200907455	2017SPL115223	SD	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/15/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200907462	2017SPL115672	SC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A		TILA SOL Expired	B	B
200907471	2017SPL116787	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 12.17700% or Final Disclosure APR of 12.18000% is in excess of allowable threshold of US Treasury 4.6600% + 3%, or 7.66000% and Conventional Mortgage Rate 6.0700% + 1.75%, or 7.82000%. Compliant Rate Spread Home Loan.
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/8/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		State HPML - Compliant	B	B
200907473	2017SPL116707	CA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/14/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200907515	2017SPL115303	SC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/9/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.		Yes	No	No	No		-	B	B
200907524	2017SPL115920	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 12.15210% or Final Disclosure APR of 12.15000% is in excess of allowable threshold of US Treasury 4.2500% + 3%, or 7.25000% and Conventional Mortgage Rate 6.2000% + 1.75%, or 7.95000%. Compliant Rate Spread Home Loan.					Yes	No	No	No		State HPML - Compliant	B	B
200907528	2017SPL116706	AL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003 [3] Closing / Title - Title: Evidence of title is missing	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/14/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A		TILA SOL Expired	B	B
200907532	2017SPL116057	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200907568	2017SPL116305	SC	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200907579	2017SPL115952	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $142,336.61 is underdisclosed from calculated Finance Charge of $142,391.25 in the amount of $54.64.
																[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Erroneous exception due to DSI		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200907580	2017SPL116335	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $75,128.32 is underdisclosed from calculated Finance Charge of $75,168.61 in the amount of $40.29.
																[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200907581	2017SPL115725	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/26/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		-	B	B
200907598	2017SPL116553	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.72396% or Final Disclosure APR of 10.75000% is in excess of allowable threshold of APOR 4.82% + 1.5%, or 6.32000%. Compliant Higher Priced Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200907611	2017SPL116579	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.99837% or Final Disclosure APR of 12.02000% is in excess of allowable threshold of APOR 3.84% + 1.5%, or 5.34000%. Compliant Higher Priced Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200907614	2017SPL115743	VT	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] State Compliance - Vermont Interest Act - Vermont High Rate, High Point Loan (Interest Rate and/or Points and Fees): Vermont Interest Act: Note Rate on subject loan of 10.38600% is in excess of allowable threshold of Declared Rate 6.0000% + 3%, or 9.00000, or Points on the loan of 2.91262% exceed the allowable threshold of 4%. Non-Compliant Loan.
[3] State Compliance - Vermont Interest Act - VT High Rate, High Point Disclosure Not Provided: Vermont Interest Act:  Vermont Disclosure not provided to loan applicant.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Neither Section 104 nor the Regulation provide specifically for assignee liability; however, given that Section 104 grants the Department authority to require any “lender”, which term is undefined, to refund any discount points or other charges paid by a borrower who has not received the required disclosures, purchasers and assignees should exercise caution in purchasing such loans.		Yes	No	No	N/A		State - NC	B	B
200907620	2017SPL116334	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 11.56130% or Final Disclosure APR of 11.56000% is in excess of allowable threshold of US Treasury 3.6600% + 3%, or 6.66000% and Conventional Mortgage Rate 4.8000% + 1.75%, or 6.55000%. Compliant Rate Spread Home Loan.
																[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.					Yes	No	No	No		State HPML - Compliant	B	B
200907626	2017SPL116067	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200907631	2017SPL115478	AL	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/26/2000 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	N/A		-	B	B
200907632	2017SPL116815	OK	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/29/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	No		-	B	B
200907635	2017SPL115230	MO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200907647	2017SPL116421	SC	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $148,189.28 is underdisclosed from calculated Finance Charge of $148,508.54 in the amount of $319.26.	TIL itemization did not disclose Attorney fee of $300 and Tax service fee of $50 as prepaid finance charges.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200907662	2017SPL115226	TN	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200907675	2017SPL116858	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/23/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Final Title Policy is missing		This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)		Yes	No	No	No		-	B	B
200907676	2017SPL116265	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200907678	2017SPL115859	MO	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/3/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	PPP Expired. Prepayment charge not allowed per state (MO) - max prepayment charge for MO is 2% - note states 3%, 2% and 1% declining.		TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200907684	2017SPL116484	NC	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.87045% or Final Disclosure APR of 11.87000% is in excess of allowable threshold of APOR 4.48% + 1.5%, or 5.98000%. Compliant Higher Priced Loan.
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 11.87045% or Final Disclosure APR of 11.87000% is in excess of allowable threshold of US Treasury 3.9700% + 3%, or 6.97000% and Conventional Mortgage Rate 4.4900% + 1.75%, or 6.24000%., or APOR 4.48% + 1.5%, or 5.98000%.  Compliant Rate Spread Home Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
																[2] Federal Compliance - RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200907685	2017SPL116247	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s).			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A		TILA SOL Expired	B	B
200907698	2017SPL116047	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/16/2004 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200907739	2017SPL116213	VA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Missing Data) Missing Construction Status Data: Construction Status for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/7/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
																[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200907741	2017SPL116180	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200907742	2017SPL115909	AL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.31434% or Final Disclosure APR of 12.32000% is in excess of allowable threshold of APOR 4.49% + 1.5%, or 5.99000%. Compliant Higher Priced Loan.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.	TIL in file indicated to be final, but is not signed or dated by borrower so cannot confirm that borrower received.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A	Tested	FHPML - Compliant	B	B
200907758	2017SPL116835	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/5/2003 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200907768	2017SPL116072	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.		Yes	No	No	No		-	B	B
200907792	2017SPL116109	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/24/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	N/A		-	B	B
200907810	2017SPL115353	MO	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,768.85 is underdisclosed from calculated Finance Charge of $150,858.49 in the amount of $89.64.	Unable to determine under disclosure due to missing itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200907818	2017SPL115752	NE	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200907822	2017SPL115792	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	No	No	No		TILA SOL Expired	B	B
200907828	2017SPL116182	NY	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200907830	2017SPL115635	TN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Note Error: Note grace period days less than minimum per state
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/26/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		Late Charge	C	C
200907851	2017SPL116259	NM	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	No		-	B	B
200907852	2017SPL115673	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200907853	2017SPL116181	VT	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200907854	2017SPL116239	FL	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200907869	2017SPL115471	KY	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/30/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200907885	2017SPL115367	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200907893	2017SPL115832	GA	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.25440% or Final Disclosure APR of 11.25000% is in excess of allowable threshold of APOR 4.98% + 1.5%, or 6.48000%. Compliant Higher Priced Loan.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,981.02 is underdisclosed from calculated Finance Charge of $151,035.34 in the amount of $54.32.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	TIL itemization did not disclose $ 6.50 GA Residential Loan Fee or $5.50 Flood Cert Fee as prepaid finance charges.	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200907900	2017SPL115730	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.					Yes	No	No	N/A		-	B	B
200907910	2017SPL115542	WV	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	N/A		-	B	B
200907912	2017SPL115648	VT	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200907920	2017SPL115386	MS	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.38650% or Final Disclosure APR of 12.38000% is in excess of allowable threshold of APOR 4.42% + 1.5%, or 5.92000%. Compliant Higher Priced Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/18/2010 which is 1 month(s) prior to consummation.  A 3 month lookback was used to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
																[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200907924	2017SPL116755	IN	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200907928	2017SPL116811	OK	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	No		-	B	B
200907945	2017SPL116402	RI	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	FACTA Disclosure was not provided for co-borrower.				Yes	No	No	N/A		-	B	B
200907962	2017SPL116771	MO	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/19/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200907969	2017SPL115322	MI	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Miscellaneous Compliance - Initial TIL not provided [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Not Charged for Actual Amounts of Third Party Fees): Michigan Consumer Mortgage Protection Act: Borrower charged for products or services not provided or not charged actual amount for third party fee.					Yes	No	No	N/A		-	B	B
200907970	2017SPL116108	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.27155% or Final Disclosure APR of 12.27000% is in excess of allowable threshold of APOR 5.20% + 1.5%, or 6.70000%. Compliant Higher Priced Loan.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200907973	2017SPL116778	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/3/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200907978	2017SPL116524	TN	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.24990% or Final Disclosure APR of 10.25000% is in excess of allowable threshold of APOR 4.47% + 1.5%, or 5.97000%. Compliant Higher Priced Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Date Service Provider list was provided is missing	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200907989	2017SPL115738	MN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/30/2002 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A		TILA SOL Expired	B	B
200907993	2017SPL115734	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200907994	2017SPL116722	GA	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $179,493.28 is underdisclosed from calculated Finance Charge of $179,640.27 in the amount of $146.99.
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/13/2004 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.	Unable to determine under disclosure due to missing itemization of amount refinanced.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200908019	2017SPL115295	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/18/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200908030	2017SPL116855	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/9/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)			This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)		Yes	No	No	No		-	B	B
200908031	2017SPL115690	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	N/A		-	B	B
200908039	2017SPL115294	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.		Yes	No	No	No		-	B	B
200908040	2017SPL115473	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.43110% or Final Disclosure APR of 12.43000% is in excess of allowable threshold of APOR 5.12% + 1.5%, or 6.62000%. Compliant Higher Priced Loan.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200908051	2017SPL115905	TN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/14/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200908092	2017SPL116598	GA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher-Priced Mortgage Loan: Ability to Repay not verified with reliable documentation.
[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.85739% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of APOR 4.57% + 1.5%, or 6.07000%.  Non-Compliant Higher Priced Loan.
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/4/2011 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	File does not contain any income documentation or lender ATP calculation.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA HPML - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	FHPML - NC	D	D
200908105	2017SPL116023	MN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
																[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	No	No	N/A		TILA SOL Expired	B	B
200908109	2017SPL115246	FL	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/17/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		-	B	B
200908111	2017SPL116370	VA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/28/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
																[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200908117	2017SPL116227	ND	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/24/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200908129	2017SPL116054	MO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.					Yes	No	No	N/A		-	B	B
200908134	2017SPL115318	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.					Yes	No	No	No		-	B	B
200908139	2017SPL116793	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/5/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200908146	2017SPL115702	MS	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200908157	2017SPL115514	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	TR Indeterminable	D	D
200908168	2017SPL116912	WY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200908184	2017SPL115532	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/17/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		-	B	B
200908185	2017SPL115945	IA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200908186	2017SPL116852	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/5/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200908216	2017SPL115446	OH	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200908231	2017SPL116698	AL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/30/2004 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Yes	No	No	N/A		TILA SOL Expired	B	B
200908234	2017SPL116025	PA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/30/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200908240	2017SPL116446	NH	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.25721% or Final Disclosure APR of 11.26000% is in excess of allowable threshold of APOR 4.99% + 1.5%, or 6.49000%. Compliant Higher Priced Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Maximum prepayment penalty on GFE Inaccurate: RESPA (2010): Maximum prepayment penalty on GFE does not match actual maximum prepayment penalty.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200908257	2017SPL116459	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.97020% or Final Disclosure APR of 11.00000% is in excess of allowable threshold of APOR 4.90% + 1.5%, or 6.40000%. Compliant Higher Priced Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200908258	2017SPL116758	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $82,048.75 is underdisclosed from calculated Finance Charge of $82,154.11 in the amount of $105.36.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/3/2002 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	TIL Itemization did not disclose the interim interest of $135.61 as prepaid charges.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

																			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200908263	2017SPL116163	TN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either preliminary or final title.	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200908267	2017SPL116268	CO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200908275	2017SPL116417	PA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/29/2001 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	N/A		-	B	B
200908290	2017SPL115886	SD	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200908294	2017SPL116589	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.33528% or Final Disclosure APR of 12.37000% is in excess of allowable threshold of APOR 4.55% + 1.5%, or 6.05000%. Compliant Higher Priced Loan.
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 12.33528% or Final Disclosure APR of 12.37000% is in excess of allowable threshold of US Treasury 4.4700% + 3%, or 7.47000% and Conventional Mortgage Rate 4.6300% + 1.75%, or 6.38000%., or APOR 4.55% + 1.5%, or 6.05000%.  Compliant Rate Spread Home Loan.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Initial Escrow Account Statement Missing: RESPA (2010): Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.	Liability appears to be limited to originators/licensees.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA HPML - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No		FHPML - Compliant	B	B
200908296	2017SPL115959	VT	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/19/2004 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200908297	2017SPL115276	NH	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $194,877.06 is underdisclosed from calculated Finance Charge of $194,997.23 in the amount of $120.17.
																[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	TIL Itemization only disclosed origination charges in the amount of $2272.64, however, final HUD reflects $2278.14. Unable to determine reason for under-disclosure.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200908298	2017SPL116453	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.76669% or Final Disclosure APR of 10.75000% is in excess of allowable threshold of APOR 4.99% + 1.5%, or 6.49000%. Compliant Higher Priced Loan.
[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $176,674.45 is underdisclosed from calculated Finance Charge of $176,776.05 in the amount of $101.60.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Unable to determine under disclosure due to missing itemization of amount financed. Grace period not allowed per state (TN) – min grace period for TN is 10 days - note states 5 days	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	C	C
200908301	2017SPL115719	MO	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200908306	2017SPL116316	NE	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
																[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200908320	2017SPL115979	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,065.37 is underdisclosed from calculated Finance Charge of $190,189.38 in the amount of $124.01.	Verified fees on HUD-1 with Itemization of Amount Financed. Source of variance could not be determined.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200908321	2017SPL115263	AZ	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/18/2002 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200908338	2017SPL116900	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $189,794.30 is underdisclosed from calculated Finance Charge of $189,854.03 in the amount of $59.73.
																[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Finance Charge under disclosure due to interest rate rounding issue on Final TIL.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200908339	2017SPL115967	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200908344	2017SPL115553	ID	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.					Yes	No	No	N/A		-	B	B
200908351	2017SPL115469	VT	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	FACTA Disclosure was not provided for primary borrower.				Yes	No	No	N/A		-	B	B
200908361	2017SPL116426	IA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200908370	2017SPL116129	GA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003 [3] Closing / Title - Title: Evidence of title is missing	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/8/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	TR Indeterminable	D	D
200908371	2017SPL115396	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200908380	2017SPL116019	UT	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200908409	2017SPL115969	KY	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.50444% or Final Disclosure APR of 11.50000% is in excess of allowable threshold of APOR 5.03% + 1.5%, or 6.53000%. Compliant Higher Priced Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Maximum prepayment penalty on GFE Inaccurate: RESPA (2010): Maximum prepayment penalty on GFE does not match actual maximum prepayment penalty.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
																[2] Federal Compliance - RESPA (2010) - Maximum prepayment penalty on HUD-1 Inaccurate: RESPA (2010): Maximum prepayment penalty on HUD-1 does not match actual maximum prepayment penalty.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200908422	2017SPL116799	NY	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $157,359.34 is underdisclosed from calculated Finance Charge of $157,416.02 in the amount of $56.68.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Erroneous - Under disclosure is due to Note being DSI		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200908435	2017SPL115567	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200908439	2017SPL115594	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/21/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	TR Indeterminable	D	D
200908457	2017SPL115842	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Unable to Test Right To Cancel due to missing information.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/25/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	TR Indeterminable	D	D
200908468	2017SPL115614	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200908470	2017SPL115440	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 11.49950% or Final Disclosure APR of 11.50000% is in excess of allowable threshold of US Treasury 4.3800% + 3%, or 7.38000% and Conventional Mortgage Rate 6.0100% + 1.75%, or 7.76000%. Compliant Rate Spread Home Loan.					Yes	No	No	No		State HPML - Compliant	B	B
200908479	2017SPL116629	FL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher-Priced Mortgage Loan: Ability to Repay not verified with reliable documentation.
[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.70437% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of APOR 3.38% + 1.5%, or 4.88000%.  Non-Compliant Higher Priced Loan.
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test Loan Originator Organization status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.	File does contain an ATP calculation but does not contain any income documentation.	Liability appears to be limited to originators/licensees.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA HPML - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	FHPML - NC	D	D
200908502	2017SPL116736	KS	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $199,537.22 is underdisclosed from calculated Finance Charge of $199,618.87 in the amount of $81.65.
[3] Federal Compliance - (Missing Data) Missing Information to Determine LTV: Unable to determine LTV or CLTV due to missing information.  State compliance testing is unreliable.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/21/2008 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200908513	2017SPL115695	VT	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Miscellaneous Compliance - Initial TIL not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200908537	2017SPL115502	GA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $292,092.78 is underdisclosed from calculated Finance Charge of $292,131.61 in the amount of $38.83.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/29/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Unable to determine reason for under disclosure		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200908540	2017SPL116011	SC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200908547	2017SPL115729	OH	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $158,053.76 is underdisclosed from calculated Finance Charge of $158,305.65 in the amount of $251.89.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Ability to repay not verified.
																[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.	Per the itemization, the lender did not include the $252.31 in prepaid interest.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200908548	2017SPL116095	NM	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/27/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		-	B	B
200908583	2017SPL115696	NH	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200908587	2017SPL115599	WI	Primary	Refinance Cash-out - Debt Consolidation	2	1	1	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/8/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	The initial application date on the final application is obscured by a hole punch.				Yes	No	No	No		-	B	B
200908617	2017SPL115727	FL	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $283,167.54 is underdisclosed from calculated Finance Charge of $283,288.02 in the amount of $120.48.
																[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	FACTA Disclosure was not provided for co-borrower. Under disclosure due to being DSI.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200908618	2017SPL115769	MO	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $219,650.75 is underdisclosed from calculated Finance Charge of $219,821.24 in the amount of $170.49.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/11/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Unable to determine the reason for the under disclosure.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200908625	2017SPL115884	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/30/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	N/A		-	B	B
200908641	2017SPL116282	MO	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Miscellaneous Compliance - Initial TIL not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200908652	2017SPL116246	WY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200908684	2017SPL116597	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.22951% or Final Disclosure APR of 12.23000% is in excess of allowable threshold of APOR 4.55% + 1.5%, or 6.05000%. Compliant Higher Priced Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Discrepancy due to rounding	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200908687	2017SPL116897	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $229,805.84 is underdisclosed from calculated Finance Charge of $229,911.39 in the amount of $105.55.
																[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200908690	2017SPL115685	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 12.00240% or Final Disclosure APR of 12.00000% is in excess of allowable threshold of US Treasury 4.6600% + 3%, or 7.66000% and Conventional Mortgage Rate 5.8700% + 1.75%, or 7.62000%. Compliant Rate Spread Home Loan.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $258,464.05 is underdisclosed from calculated Finance Charge of $258,541.11 in the amount of $77.06.
																[2] Miscellaneous Compliance - Initial TIL not provided	Underdisclosure due to DSI calculation of payment.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		State HPML - Compliant	B	B
200908693	2017SPL116742	KY	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	No		-	A	A
200908697	2017SPL115925	GA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $223,943.55 is underdisclosed from calculated Finance Charge of $224,057.76 in the amount of $114.21.
[2] Miscellaneous Compliance - Initial TIL not provided
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Erroneous - Under disclosure due to loan being DSI.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200908713	2017SPL116801	OH	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $306,719.57 is underdisclosed from calculated Finance Charge of $306,920.88 in the amount of $201.31.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/21/2008 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).
																[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200908749	2017SPL116313	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $272,117.37 is underdisclosed from calculated Finance Charge of $272,334.93 in the amount of $217.56.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Per the itemization, a $200 Attorney Fee was not included in the prepaid finance charges	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200908754	2017SPL116288	UT	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $332,386.70 is underdisclosed from calculated Finance Charge of $332,480.01 in the amount of $93.31.	Erroneous – Underdisclosure due to loan being DSI		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200908767	2017SPL116226	ND	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $207,472.75 is underdisclosed from calculated Finance Charge of $207,554.22 in the amount of $81.47.	Underdisclosure due to DSI calculation of payment.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200908768	2017SPL115324	WY	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/18/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200908771	2017SPL115332	MT	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.					Yes	No	No	N/A		-	B	B
200908775	2017SPL116561	MN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.38781% or Final Disclosure APR of 11.39000% is in excess of allowable threshold of APOR 4.87% + 1.5%, or 6.37000%. Compliant Higher Priced Loan.
[3] State Compliance - Minnesota Subprime Threshold Test Fixed Loan: Minnesota Subprime Loan: APR on subject loan of 11.38781% or Final Disclosure APR of 11.39000% is in excess of allowable threshold of USTreasury 4.6600% + 3%, or 7.66000%.  Compliant Subprime Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Borrower’s ability to repay was not verified.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200908787	2017SPL115837	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003 [3] Miscellaneous Compliance - Missing Document: Service Provider Disclosure not provided			1				1						Yes	No	No	N/A		-	A	A
200908790	2017SPL116164	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/26/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200908809	2017SPL116214	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200908810	2017SPL116618	GA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.16430% or Final Disclosure APR of 12.17000% is in excess of allowable threshold of APOR 4.21% + 1.5%, or 5.71000%. Compliant Higher Priced Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200908812	2017SPL116217	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 11.25100% or Final Disclosure APR of 11.25000% is in excess of allowable threshold of US Treasury 3.6600% + 3%, or 6.66000% and Conventional Mortgage Rate 4.8000% + 1.75%, or 6.55000%. Compliant Rate Spread Home Loan.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $265,263.00 is underdisclosed from calculated Finance Charge of $265,300.53 in the amount of $37.53.
																[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Unable to determine under disclosure due to missing itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		State HPML - Compliant	B	B
200908815	2017SPL115569	CT	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/24/1998 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200908835	2017SPL116817	OR	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003 [3] Closing / Title - Title: Evidence of title is missing	1	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/10/2008 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200908844	2017SPL116361	MO	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200908847	2017SPL116294	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 10.99750% or Final Disclosure APR of 11.00000% is in excess of allowable threshold of US Treasury 4.5800% + 3%, or 7.58000% and Conventional Mortgage Rate 6.1700% + 1.75%, or 7.92000%. Compliant Rate Spread Home Loan.					Yes	No	No	No		State HPML - Compliant	B	B
200908852	2017SPL116756	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $352,324.87 is underdisclosed from calculated Finance Charge of $352,430.77 in the amount of $105.90.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Erroneous Exception- Under-disclosure due to variation in DSI calculation method of $.23/mo, totaling $82.80 over life of loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200908860	2017SPL116051	NJ	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200908884	2017SPL115522	MN	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided					Yes	No	No	N/A		-	B	B
200908891	2017SPL115736	KS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200908892	2017SPL115674	CA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Closing / Title - Title: Evidence of title is missing			1				1						Yes	No	No	No		-	A	A
200908903	2017SPL116395	MI	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s).
[2] Miscellaneous Compliance - Initial TIL not provided
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A		TILA SOL Expired	B	B
200908906	2017SPL116723	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/31/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200908921	2017SPL116257	KS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/13/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200908935	2017SPL116795	NC	Primary	Refinance Rate/Term	3	1	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/28/2003 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No		TILA SOL Expired	B	B
200908943	2017SPL116903	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/24/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	N/A		-	B	B
200908950	2017SPL115418	VT	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] State Compliance - Vermont Interest Act - Vermont High Rate, High Point Loan (Interest Rate and/or Points and Fees): Vermont Interest Act: Note Rate on subject loan of 11.85000% is in excess of allowable threshold of Declared Rate 6.0000% + 3%, or 9.00000, or Points on the loan of .00000% exceed the allowable threshold of 4%.  Non-Compliant Loan.
[3] State Compliance - Vermont Interest Act - VT High Rate, High Point Disclosure Not Provided: Vermont Interest Act:  Vermont Disclosure not provided to loan applicant.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/7/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Neither Section 104 nor the Regulation provide specifically for assignee liability; however, given that Section 104 grants the Department authority to require any “lender”, which term is undefined, to refund any discount points or other charges paid by a borrower who has not received the required disclosures, purchasers and assignees should exercise caution in purchasing such loans.

																			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	State - NC	D	D
200908951	2017SPL115225	WI	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200908952	2017SPL116353	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200908964	2017SPL116031	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200908968	2017SPL115378	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200908985	2017SPL115659	MO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.					Yes	No	No	N/A		-	B	B
200908994	2017SPL115636	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200909005	2017SPL116786	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 10.37920% or Final Disclosure APR of 10.38000% is in excess of allowable threshold of US Treasury 4.6600% + 3%, or 7.66000% and Conventional Mortgage Rate 5.4800% + 1.75%, or 7.23000%. Compliant Rate Spread Home Loan.
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/26/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		State HPML - Compliant	B	B
200909007	2017SPL115872	IL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/13/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200909009	2017SPL116251	AZ	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200909011	2017SPL115477	AL	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/25/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	N/A		-	B	B
200909012	2017SPL115828	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200909014	2017SPL115836	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200909020	2017SPL115997	MO	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.00487% or Final Disclosure APR of 12.00000% is in excess of allowable threshold of APOR 5.11% + 1.5%, or 6.61000%. Compliant Higher Priced Loan.
																[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		FHPML - Compliant	B	B
200909034	2017SPL116747	KY	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $343,308.00 is underdisclosed from calculated Finance Charge of $343,350.83 in the amount of $42.83.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/7/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Under disclosure due to DSI.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200909040	2017SPL115382	FL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No		TILA SOL Expired	B	B
200909045	2017SPL115212	OR	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200909053	2017SPL116292	CA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/26/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	TR Indeterminable	D	D
200909058	2017SPL115585	CA	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/14/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200909060	2017SPL115927	VA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																[2] State Compliance - Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.					Yes	No	No	N/A		-	B	B
200909065	2017SPL115854	VT	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200909085	2017SPL115980	MI	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application. [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.					Yes	No	No	N/A		-	B	B
200909094	2017SPL115428	NM	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200909099	2017SPL115561	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	N/A		-	B	B
200909103	2017SPL116824	PA	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200909121	2017SPL115564	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/26/2008 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	TR Indeterminable	D	D
200909123	2017SPL115425	WY	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $316,706.91 is underdisclosed from calculated Finance Charge of $316,962.99 in the amount of $256.08.
																[2] Miscellaneous Compliance - Initial TIL not provided	Per the itemization, Attorney Fee of $256.05 was not included in the prepaid finance charges.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200909124	2017SPL116710	CA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/28/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200909129	2017SPL115356	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200909135	2017SPL115697	HI	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200909140	2017SPL116910	VA	Primary	Refinance Cash-out - Debt Consolidation	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $430,717.04 is underdisclosed from calculated Finance Charge of $430,926.55 in the amount of $209.51.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Initial application date on final application is obscured by a hole punch.
																	Note/TIL APR is 11.25%. Interest rate on note 10.88% results in actual calculated APR of 11.2539% and finance charge under disclosure in excess of tolerance.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200909144	2017SPL116853	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/1/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200909156	2017SPL115395	MO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200909166	2017SPL116136	WA	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	N/A		-	B	B
200909169	2017SPL115844	OR	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/28/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200909172	2017SPL115534	SC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200909173	2017SPL116187	CO	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	TR Indeterminable	D	D
200909178	2017SPL115824	IL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200909185	2017SPL116066	WA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/23/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200909196	2017SPL116818	OR	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
																[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	No	No	N/A		TILA SOL Expired	B	B
200909198	2017SPL115847	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/7/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200909199	2017SPL116028	FL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200909204	2017SPL115700	IA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003 [3] Closing / Title - Title: Evidence of title is missing	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/22/2003 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200909209	2017SPL116349	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $401,884.16 is underdisclosed from calculated Finance Charge of $401,932.28 in the amount of $48.12.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/6/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Erroneous - Under disclosure due to loan being DSI.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200909219	2017SPL115504	VT	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/17/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200909222	2017SPL115215	NH	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200909227	2017SPL116003	NM	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.					Yes	No	No	No		-	B	B
200909234	2017SPL116196	MA	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.					Yes	No	No	No		-	B	B
200909236	2017SPL116202	MA	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	No		-	B	B
200909246	2017SPL116266	AZ	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200909262	2017SPL116895	VA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/9/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	N/A		-	B	B
200909263	2017SPL115254	ME	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200909266	2017SPL116840	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/5/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	N/A		-	B	B
200909270	2017SPL116899	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/13/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200909273	2017SPL116668	NY	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.76682% or Final Disclosure APR of 10.82000% is in excess of allowable threshold of APOR 3.94% + 1.5%, or 5.44000%. Compliant Higher Priced Loan.
[3] State Compliance - New York Subprime Home Loan Threshold Fixed: New York Subprime Loan: APR on subject loan of 10.76682% or Final Disclosure APR of 10.82000% is in excess of allowable threshold of Prime Mortgage Market Rate 3.99000 + 1.75%, or 5.74000%.  Compliant SubPrime Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200909275	2017SPL116763	MN	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/1/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200909278	2017SPL115638	IA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $501,537.32 is underdisclosed from calculated Finance Charge of $501,654.66 in the amount of $117.34.	Erroneous Exception- Under-Disclosure due to variance in DSI calculation method of $.97/mo.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200909281	2017SPL116311	FL	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/26/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200909290	2017SPL116206	HI	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200909293	2017SPL115335	KY	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $461,226.00 is underdisclosed from calculated Finance Charge of $461,432.58 in the amount of $206.58.	Erroneous exception due to DSI		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200909298	2017SPL116145	KS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200909299	2017SPL116065	RI	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200909306	2017SPL115931	MI	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200909312	2017SPL115879	NH	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	N/A		-	B	B
200909322	2017SPL116796	NH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/17/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	N/A		-	B	B
200909325	2017SPL115637	MT	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $487,765.43 is underdisclosed from calculated Finance Charge of $488,001.52 in the amount of $236.09.
																[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Unable to determine cause of under disclosure due to missing itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200909330	2017SPL116764	MN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $464,895.74 is underdisclosed from calculated Finance Charge of $465,034.31 in the amount of $138.57.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/24/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Erroneous - Under disclosure due to loan being DSI.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200909342	2017SPL115757	CA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200909348	2017SPL115822	CO	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.					Yes	No	No	No		-	B	B
200909349	2017SPL115953	HI	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $461,982.90 is underdisclosed from calculated Finance Charge of $462,248.10 in the amount of $265.20.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200909352	2017SPL116178	MT	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200909356	2017SPL115855	HI	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200909359	2017SPL115896	WA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of receipt of the loan application.					Yes	No	No	N/A		-	B	B
200909365	2017SPL115439	SC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $520,359.75 is underdisclosed from calculated Finance Charge of $520,559.87 in the amount of $200.12.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	TIL itemization did not disclose an attorney fee of $200 as a prepaid finance charge	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200909367	2017SPL115988	MA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200909374	2017SPL116208	FL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200909385	2017SPL115682	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	N/A	Yes	TR Indeterminable	D	D
200909395	2017SPL115555	FL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $507,710.56 is underdisclosed from calculated Finance Charge of $507,909.78 in the amount of $199.22.
																[2] Miscellaneous Compliance - Initial TIL not provided	Underdisclosure due to DSI calculation of payment.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200909406	2017SPL116839	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	No		-	B	B
200909419	2017SPL115236	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/6/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	N/A		-	B	B
200909423	2017SPL115973	CA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200909439	2017SPL116819	OR	Primary	Refinance Cash-out - Other		3	1				1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $630,220.25 is underdisclosed from calculated Finance Charge of $630,582.37 in the amount of $362.12.	Note/TIL APR is 10.75%, use of actual note rate 10.39% results in APR of 10.7580% and finance charge under disclosure in excess of tolerance.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	N/A		TILA SOL Expired	B	B
200909441	2017SPL115935	CO	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/4/2008 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	TR Indeterminable	D	D
200909444	2017SPL115993	UT	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200909449	2017SPL116716	CA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Missing Data) Missing Construction Status Data: Construction Status for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/12/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.			TILA ROR - 3yrs for rescindable transactions.		Yes	No	No	No	Yes	TR Indeterminable	D	D
200909460	2017SPL116904	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/22/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200909464	2017SPL116715	CA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $676,271.03 is underdisclosed from calculated Finance Charge of $676,704.59 in the amount of $433.56.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/10/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Under disclosure due to simple interest calculation		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		TILA SOL Expired	B	B
200909476	2017SPL115434	CA	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/13/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		-	B	B
200909478	2017SPL115375	RI	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200909480	2017SPL115497	HI	Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	N/A		-	B	B
200909493	2017SPL116295	WA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	N/A		-	A	A
200909494	2017SPL116797	NJ	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.					Yes	No	No	N/A		-	B	B
200909506	2017SPL116717	CA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200909507	2017SPL116718	CA	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	No		-	B	B
200909515	2017SPL116719	CA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	N/A		-	A	A
200909519	2017SPL115319	KY	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				1						Yes	No	No	No		-	A	A
200909521	2017SPL116034	IN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/2/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200909525	2017SPL116549	SC	Primary	Refinance Cash-out - Other	3	1	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.37920% or Final Disclosure APR of 9.45000% is in excess of allowable threshold of APOR 4.07% + 1.5%, or 5.57000%. Compliant Higher Priced Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200909536	2017SPL116228	IL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/7/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200909546	2017SPL116592	SC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.72784% or Final Disclosure APR of 12.15000% is in excess of allowable threshold of APOR 3.77% + 1.5%, or 5.27000%. Compliant Higher Priced Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200909550	2017SPL115591	ME	Primary	Refinance Rate/Term	3	1	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
																[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	No	No	No		TILA SOL Expired	B	B
200909563	2017SPL116554	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.86485% or Final Disclosure APR of 11.92000% is in excess of allowable threshold of APOR 4.07% + 1.5%, or 5.57000%. Compliant Higher Priced Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Liability appears to be limited to originators/licensees.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																			TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	No	No	No		FHPML - Compliant	B	B
200909566	2017SPL116394	ME	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200909567	2017SPL116020	MA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003	1	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/18/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
																[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Yes	No	No	No		-	B	B
200909569	2017SPL116739	KY	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/18/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	No	No	No		-	B	B
200909570	2017SPL116018	IL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	No		-	B	B
200909573	2017SPL115892	ME	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1						Yes	No	No	No		-	A	A
200909582	2017SPL115676	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/9/2003 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		-	B	B
200909583	2017SPL116348	IL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Lender’s Final 1003			1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/28/2003 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.					Yes	No	No	No		-	B	B
200909584	2017SPL116002	IN	Primary	Refinance Cash-out - Other		1	1				1				1						Yes	No	No	N/A		-	A	A
200909604	2017SPL116398	KY	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Miscellaneous Compliance - Initial TIL not provided					Yes	No	No	No		-	B	B